UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2020

Date of reporting period: July 31, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

SEMI-ANNUAL REPORT

HANCOCK HORIZON FAMILY OF FUNDS

JULY 31, 2020

Burkenroad Small Cap Fund

Diversified Income Fund

Diversified International Fund

Dynamic Asset Allocation Fund

International Small Cap Fund

Louisiana Tax-Free Income Fund

Microcap Fund

Mississippi Tax-Free Income Fund

Quantitative Long/Short Fund

The Advisors’ Inner Circle Fund II

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-800-990-2434.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-990-2434. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Hancock Horizon Funds if you invest directly with the Funds.

Hancock Horizon Family of Funds	July 31, 2020

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2020 (Unaudited)

	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Annualized Expense Ratios	Expenses Paid During Period*
Burkenroad Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$854.40	1.00%	$4.61
Investor Class	1,000.00	853.40	1.20%	5.53
Class D	1,000.00	852.40	1.50%	6.91

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.89	1.00%	$5.02
Investor Class	1,000.00	1,018.90	1.20%	6.02
Class D	1,000.00	1,017.40	1.50%	7.52

Diversified Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$915.10	0.90%	$4.29
Investor Class	1,000.00	913.80	1.15%	5.47

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.39	0.90%	$4.52
Investor Class	1,000.00	1,019.14	1.15%	5.77

Diversified International Fund
Actual Fund Return
Institutional Class	$1,000.00	$880.90	1.32%	$6.17
Investor Class	1,000.00	1,018.30	1.47%	6.87

Hypothetical 5% Return
Institutional Class	$1,000.00	$880.00	1.32%	$6.62
Investor Class	1,000.00	1,017.55	1.47%	7.37

Dynamic Asset Allocation Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,009.50	1.28%	$6.40
Investor Class	1,000.00	1,008.20	1.52%	7.59

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.50	1.28%	$6.42
Investor Class	1,000.00	1,017.30	1.52%	7.62

International Small Cap
Actual Fund Return
Institutional Class	$1,000.00	$945.20	1.25%	$6.05
Investor Class	1,000.00	944.60	1.50%	7.25

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.65	1.25%	$6.27
Investor Class	1,000.00	1,017.40	1.50%	7.52

	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Annualized Expense Ratios	Expenses Paid During Period*
Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,021.90	0.75%	$3.77
Investor Class	1,000.00	1,021.20	0.90%	4.52

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.13	0.75%	$3.77
Investor Class	1,000.00	1,020.39	0.90%	4.52

Microcap Fund
Actual Fund Return
Institutional Class	$1,000.00	$754.80	1.30%	$5.67
Investor Class	1,000.00	753.90	1.55%	6.76

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.40	1.30%	$6.52
Investor Class	1,000.00	1,017.16	1.55%	7.77

Mississippi Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,022.10	0.75%	$3.77
Investor Class	1,000.00	1,022.10	0.85%	4.27

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.13	0.75%	$4.27
Investor Class	1,000.00	1,020.64	0.85%	4.27

Quantitative Long/Short Fund
Actual Fund Return
Institutional Class	$1,000.00	$934.60	1.26%	$6.06
Investor Class	1,000.00	933.70	1.49%	7.16

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.60	1.26%	$6.32
Investor Class	1,000.00	1,017.45	1.49%	7.47

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Schedule of Investments

Burkenroad Small Cap Fund

% of Total Portfolio Investments

Description	Shares	Value (000)

Common Stock — 99.3%
Aerospace & Defense — 1.7%
HEICO	21,000	$2,019
Total Aerospace & Defense		2,019

Apparel & Textiles — 1.1%
Oxford Industries	30,000	1,288
Total Apparel & Textiles		1,288

Automotive — 1.2%
AGCO	21,000	1,378
Total Automotive		1,378

Banks — 10.6%
International Bancshares	73,000	2,221
Mr Cooper Group*	122,000	1,992
Prosperity Bancshares	34,000	1,889
ServisFirst Bancshares	41,000	1,500
Synovus Financial	66,000	1,330
Trustmark	82,000	1,847
United Community Banks	109,000	1,954
Total Banks		12,733

Building & Construction — 5.2%
Masonite International*	21,000	1,771
Taylor Morrison Home, Cl A*	85,000	1,993
TopBuild*	19,000	2,507
Total Building & Construction		6,271

Description	Shares	Value (000)

Chemicals — 2.1%
Element Solutions*	121,000	$1,314
Huntsman	64,000	1,184
Total Chemicals		2,498

Commercial Services — 2.9%
Insperity	29,000	1,939
Kforce	55,000	1,586
Total Commercial Services		3,525

Computer Software — 7.5%
ACI Worldwide*	69,000	1,849
Digital Turbine*	210,000	2,915
Ebix	82,000	1,809
RealPage*	39,000	2,457
Total Computer Software		9,030

Computers & Services — 2.3%
Lumentum Holdings*	29,000	2,692
Total Computers & Services		2,692

Electrical Utilities — 0.8%
Vistra	53,000	989
Total Electrical Utilities		989

Engineering Services — 2.7%
Comfort Systems USA	33,000	1,641
MasTec*	39,000	1,551
Total Engineering Services		3,192

Food, Beverage & Tobacco — 0.8%
Fresh Del Monte Produce	44,000	994
Total Food, Beverage & Tobacco		994

Insurance — 5.6%
American National Group	17,000	1,252
Amerisafe	36,000	2,284
Kemper	13,000	1,021
Primerica	18,000	2,154
Total Insurance		6,711

Leasing & Renting — 2.0%
Aaron’s	45,000	2,348
Total Leasing & Renting		2,348

Schedule of Investments	July 31, 2020 (Unaudited)

Burkenroad Small Cap Fund (concluded)

Description	Shares	Value (000)

Machinery — 3.1%
Alamo Group	21,000	$2,165
Mueller Water Products, Cl A	147,000	1,488
Total Machinery		3,653

Manufacturing — 2.2%
Acuity Brands	15,000	1,487
Bloom Energy, Cl A*	95,000	1,155
Total Manufacturing		2,642

Materials — 1.1%
Eagle Materials	17,000	1,364
Total Materials		1,364

Media — 4.7%
Cardlytics*	33,000	2,192
Glu Mobile*	204,000	1,926
Gray Television*	105,000	1,505
Total Media		5,623

Medical Products & Services — 17.1%
Amedisys*	13,500	3,161
Arena Pharmaceuticals*	20,000	1,228
Arrowhead Pharmaceuticals*	21,000	904
Catalyst Pharmaceuticals*	290,000	1,247
Dicerna Pharmaceuticals*	47,000	1,010
Encompass Health	31,000	2,110
HMS Holdings*	43,000	1,398
Integer Holdings*	32,000	2,105
Molecular Templates*	58,000	636
REGENXBIO*	18,000	596
Repligen*	12,000	1,811
Sorrento Therapeutics*	160,000	1,427
US Physical Therapy	26,000	2,160
Voyager Therapeutics*	56,000	620
Total Medical Products & Services		20,413

Paper & Paper Products — 1.3%
Neenah	34,000	1,517
Total Paper & Paper Products		1,517

Petroleum & Fuel Products — 5.8%
Cabot Oil & Gas	62,000	1,159
Cactus, Cl A	66,000	1,493
Diamondback Energy	25,000	997
Halliburton	125,000	1,791
Magnolia Oil & Gas*	250,000	1,495
Total Petroleum & Fuel Products		6,935

Description	Shares	Value (000)

Petroleum Refining — 1.2%
HollyFrontier	50,000	$1,375
Total Petroleum Refining		1,375

Real Estate Investment Trust — 6.2%
American Campus Communities	33,000	1,176
Americold Realty Trust	36,000	1,453
CyrusOne	20,000	1,668
Lamar Advertising, Cl A	29,000	1,906
NexPoint Residential Trust	33,291	1,273
Total Real Estate Investment Trust		7,476

Retail — 5.4%
GMS*	56,000	1,312
Pool	9,500	3,009
Ruth’s Hospitality Group	120,000	803
Sally Beauty Holdings*	120,000	1,393
Total Retail		6,517

Semi-Conductors & Instruments — 4.7%
Cirrus Logic*	33,000	2,261
Diodes*	43,000	2,212
Jabil	32,000	1,116
Total Semi-Conductors & Instruments		5,589
Total Common Stock (Cost $86,486 (000))		118,772

Cash Equivalent (A) — 0.5%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.130%	629,954	630
Total Cash Equivalent (Cost $630 (000))		630
Total Investments — 99.8% (Cost $87,116 (000))		$119,402

Percentages are based on net assets of $119,646 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

As of July 31, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. G.A.A.P.

During the six month period ended July 31, 2020, there were no transfers in or out of Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Diversified Income Fund

% of Total Portfolio Investments

Description	Shares	Value (000)

Common Stock — 44.9%
Banks — 4.0%
Bank of America	9,121	$227
JPMorgan Chase	2,232	216
KeyCorp	18,937	227
New York Community Bancorp	21,193	223
Northwest Bancshares	16,139	159
People’s United Financial	12,903	139
Valley National Bancorp	19,135	143
Total Banks		1,334

Beauty Products — 0.4%
Estee Lauder, Cl A*	697	138
Total Beauty Products		138

Chemicals — 0.5%
LyondellBasell Industries, Cl A	2,628	164
Total Chemicals		164

Computers & Services — 1.7%
Microsoft	1,166	239
Seagate Technology	4,730	214
Xerox Holdings	7,074	118
Total Computers & Services		571

Containers & Packaging — 0.4%
Greif, Cl A	3,627	126
Total Containers & Packaging		126

Description	Shares	Value (000)

E-Commerce — 0.6%
PetMed Express	6,005	$187
Total E-Commerce		187

Electrical Utilities — 2.2%
Duke Energy	3,040	258
FirstEnergy	7,663	222
PPL	9,313	248
Total Electrical Utilities		728

Food, Beverage & Tobacco — 2.2%
Altria Group	4,208	173
Coca-Cola	2,772	131
Philip Morris International	2,985	229
Universal	4,810	203
Total Food, Beverage & Tobacco		736

Household Products — 0.4%
Newell Brands	8,230	135
Total Household Products		135

Information Technology — 0.7%
International Business Machines	1,810	222
Total Information Technology		222

Insurance — 1.7%
Metlife	2,552	97
Old Republic International	11,378	183
Principal Financial Group	3,094	131
Prudential Financial	1,301	82
Unum Group	4,292	74
Total Insurance		567

Media — 0.3%
Interpublic Group	6,291	114
Total Media		114

Medical Products & Services — 2.7%
AbbVie	3,241	308
Amgen	863	211
Five Star Senior Living*	356	2
Gilead Sciences	2,482	173
Medtronic	2,087	201
Total Medical Products & Services		895

Schedule of Investments	July 31, 2020 (Unaudited)

Diversified Income Fund (continued)

Description	Shares	Value (000)

Paper & Paper Products — 1.4%
International Paper	3,358	$117
Schweitzer-Mauduit International	6,142	200
WestRock	6,021	161
Total Paper & Paper Products		478

Petroleum & Fuel Products — 0.7%
Archrock	23,382	156
Helmerich & Payne	4,180	75
Total Petroleum & Fuel Products		231

Petroleum Refining — 1.5%
Chevron	2,061	173
Exxon Mobil	3,097	130
Marathon Petroleum	2,133	81
Valero Energy	1,842	104
Total Petroleum Refining		488

Pharmaceuticals — 0.8%
Johnson & Johnson	906	132
Pfizer	3,833	147
Total Pharmaceuticals		279

Real Estate Investment Trust — 17.0%
Alexandria Real Estate Equities	820	146
American Homes 4 Rent, Cl A	3,853	112
Americold Realty Trust	2,720	110
Armada Hoffler Properties	15,295	147
CoreSite Realty	1,940	250
Crown Castle International	653	109
CubeSmart	3,723	111
CyrusOne	1,815	151
Digital Realty Trust	1,870	300
Diversified Healthcare Trust	5,259	21
Duke Realty	3,747	151
EastGroup Properties	1,243	165
EPR Properties*	3,896	112
Equinix	141	111
Equity LifeStyle Properties	1,643	112
Extra Space Storage	1,105	114
First Industrial Realty Trust	3,217	141
Healthcare Realty Trust	3,719	109
Healthcare Trust of America, Cl A	3,946	109
Healthpeak Properties	4,427	121
Invitation Homes	3,733	111
Iron Mountain	3,915	110
Lamar Advertising, Cl A	3,692	243
Lexington Realty Trust	9,271	108

Description	Shares	Value (000)
Real Estate Investment Trust (continued)
Life Storage	2,571	$252
Medical Properties Trust	8,358	168
National Health Investors	1,744	108
Omega Healthcare Investors	4,152	134
Physicians Realty Trust	6,121	110
Potlatch	2,568	110
Prologis	1,576	166
PS Business Parks	812	112
Public Storage	550	110
Rayonier	3,875	108
Sabra Health Care	7,365	109
SBA Communications, Cl A	353	110
Simon Property Group	834	52
Sun Communities	753	113
Tanger Factory Outlet Centers*	13,087	84
Ventas	2,825	108
VICI Properties	5,087	110
Welltower	1,971	106
Weyerhaeuser*	3,844	107
WP Carey	1,560	111
Total Real Estate Investment Trust		5,662

Retail — 0.9%
American Eagle Outfitters	11,736	118
Buckle	11,741	188
Total Retail		306

Semi-Conductors & Instruments — 1.3%
Broadcom	540	171
QUALCOMM	2,666	282
Total Semi-Conductors & Instruments		453

Telephones & Telecommunication — 1.6%
AT&T	7,946	235
Verizon Communications	5,067	291
Total Telephones & Telecommunication		526

Wholesale — 1.9%
Cardinal Health	5,728	313
Patterson	11,711	311
Total Wholesale		624
Total Common Stock (Cost $16,117 (000))		14,964

Schedule of Investments

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)

Corporate Bonds — 44.3%
Automotive — 2.3%
General Motors Financial (A) 6.500%, VAR ICE LIBOR USD 3 Month+3.436%	$250	$236
Tesla (B) 5.300%, 08/15/25	500	517
Total Automotive		753

Banks — 7.2%
Bank of America (A) 6.100%, VAR ICE LIBOR USD 3 Month+3.898%	250	274
Citigroup (A) 5.950%, VAR ICE LIBOR USD 3 Month+4.068%	250	260
Citizens Financial Group (A) 6.375%, VAR ICE LIBOR USD 3 Month+3.157%	250	241
JPMorgan Chase 6.750%, VAR ICE LIBOR USD 3 Month+3.780% (A)	500	554
4.600%, VAR United States Secured Overnight Financing Rate+3.125% (A)	300	290
PNC Financial Services Group (A) 5.000%, VAR ICE LIBOR USD 3 Month+3.300%	495	517
Wells Fargo (A) 5.900%, VAR ICE LIBOR USD 3 Month+3.110%	250	254
Total Banks		2,390

Computers & Services — 1.6%
CommScope (B) 5.500%, 03/01/24	500	519
Total Computers & Services		519

Consumer Finance — 1.6%
Quicken Loans (B) 5.250%, 01/15/28	500	540
Total Consumer Finance		540

Electrical Utilities — 4.0%
Calpine (B) 4.500%, 02/15/28	500	516
Dominion Energy 5.750%, VAR ICE LIBOR USD 3 Month+3.057%, 10/01/54	250	264

Description	Face Amount (000)	Value (000)

Electrical Utilities (continued)
NRG Energy (B) 5.250%, 06/15/29	$500	$553
Total Electrical Utilities		1,333

Entertainment — 4.2%
International Game Technology (B) 6.500%, 02/15/25	500	539
Netflix (B) 4.875%, 06/15/30	500	588
ViacomCBS 6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	250	278
Total Entertainment		1,405

Financial Services — 2.2%
Charles Schwab (A) 5.000%, VAR ICE LIBOR USD 3 Month+2.575%	250	258
Morgan Stanley (A) 3.885%, VAR ICE LIBOR USD 3 Month+3.610%	250	235
State Street (A) 5.250%, VAR ICE LIBOR USD 3 Month+3.597%	250	249
Total Financial Services		742

Food, Beverage & Tobacco — 1.5%
Vector Group (B) 6.125%, 02/01/25	500	497
Total Food, Beverage & Tobacco		497

Hotels & Lodging — 2.9%
Hilton Domestic Operating 5.125%, 05/01/26	500	518
Wyndham Destinations (B) 4.625%, 03/01/30	500	460
Total Hotels & Lodging		978

Industrials — 0.6%
General Electric (A) 5.000%, VAR ICE LIBOR USD 3 Month+3.330%	250	198
Total Industrials		198

Schedule of Investments	July 31, 2020 (Unaudited)

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)

Machinery — 0.8%
Stanley Black & Decker 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.657%, 03/15/60	$250	$260
Total Machinery		260
Manufacturing — 1.6%
Kraft Heinz Foods (B) 3.750%, 04/01/30	500	542
Total Manufacturing		542

Media — 1.5%
AMC Networks 5.000%, 04/01/24	500	508
Total Media		508

Oil, Gas & Consumable Fuels — 0.7%
Enbridge 5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/77	250	235
Total Oil, Gas & Consumable Fuels		235

Petroleum & Fuel Products — 1.0%
Antero Resources 5.000%, 03/01/25	500	317
Total Petroleum & Fuel Products		317

Petroleum Refining — 1.6%
Sunoco 6.000%, 04/15/27	500	528
Total Petroleum Refining		528

Real Estate Management & Development — 1.3%
Brookfield Property Partners (B) 5.750%, 05/15/26	500	420
Total Real Estate Management & Development		420

Retail — 2.2%
AerCap Global Aviation Trust (B) 6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/45	250	199
United Rentals North America 4.875%, 01/15/28	500	537
Total Retail		736

Telephones & Telecommunication — 1.5%
Cincinnati Bell Telephone 6.300%, 12/01/28	500	511
Total Telephones & Telecommunication		511

Description	Face Amount (000)/Shares	Value (000)

Transportation Services — 1.6%
XPO Logistics (B) 6.750%, 08/15/24	$500	$538
Total Transportation Services		538

Wireless Telecommunication Services — 2.4%
United States Cellular 6.700%, 12/15/33	400	501
Vodafone Group 7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.873%, 04/04/79	250	301
Total Wireless Telecommunication Services		802
Total Corporate Bonds (Cost $14,544 (000))		14,752

Preferred Stock — 9.3%
Automotive — 0.7%
Ford Motor
6.200%, 06/01/2059	10,000	237
Total Automotive		237

Banks — 3.8%
CIT Group 5.625% (A)	10,000	222
First Horizon National 6.500% (A)	20,000	518
Truist Financial 5.250% (A)	20,000	537
Total Banks		1,277

Financial Services — 0.8%
Northern Trust 4.700% (A)	10,000	271
Total Financial Services		271

Insurance — 2.4%
Allstate 5.100% (A)	10,000	270
American International Group 5.850% (A)	10,000	275
WR Berkley 5.700%, 03/30/2058	10,000	266
Total Insurance		811

Telecommunication Services — 0.8%
Qwest 6.750%, 06/15/2057	10,000	254
Total Telecommunication Services		254

Schedule of Investments

Diversified Income Fund (concluded)

Description	Shares	Value (000)

Telephones & Telecommunication — 0.8%
AT&T 4.750% (A)	10,000	$251
Total Telephones & Telecommunication		251
Total Preferred Stock (Cost $3,000 (000))		3,101

Registered Investment Companies — 0.5%
Open-End Funds — 0.4%
BlackRock Floating Rate Income Portfolio	13,811	132
BlackRock High Yield Bond Portfolio	21	—
Total Open-End Funds		132

Exchange Traded Funds — 0.1%
Alerian MLP ETF	37	1
VanEck Vectors Preferred Securities ex Financials ETF	2,519	48
Total Exchange Traded Funds		49
Total Registered Investment Companies (Cost $192 (000))		181

Cash Equivalent (C) — 0.4%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.130%	133,059	133
Total Cash Equivalent (Cost $133 (000))		133
Total Investments — 99.4% (Cost $33,986 (000))		$33,131

Percentages are based on net assets of $33,320 (000).

*	Non-income producing security.
(A)	Perpetual security with no stated maturity date.
(B)

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2020, the value of these securities amounted to $6,428 (000), representing 19.3% of the net assets.

(C)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Inter-bank Offered Rate

MLP — Master Limited Partnership

USD — United States Dollar

VAR — Variable Rate

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$14,964	$—	$—	$14,964
Corporate Bonds	—	14,752	—	14,752
Preferred Stock	—	3,101	—	3,101
Registered Investment Companies	181	—	—	181
Cash Equivalent	133	—	—	133

Total Investments in Securities	$15,278	$17,853	$—	$33,131

Amounts designated as “—” are either $0 or have been rounded to $0.

During the six month period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2020 (Unaudited)

Diversified International Fund

% of Total Portfolio Investments

Description	Shares	Value (000)

Common Stock — 95.6%
Austria — 2.5%
Erste Group Bank*	110,065	$2,460
Voestalpine	96,096	2,130
Total Austria		4,590

Brazil — 5.3%
Ambev	1,323,000	3,535
Banco Bradesco ADR	828,203	3,495
Petroleo Brasileiro ADR	312,383	2,708
Total Brazil		9,738

Canada — 1.6%
Magna International	62,748	2,900
Total Canada		2,900

Chile — 0.9%
Sociedad Quimica y Minera de Chile ADR	56,553	1,728
Total Chile		1,728

China — 6.2%
Anhui Conch Cement, Cl H	388,500	2,935
Baidu ADR*	20,553	2,454
BYD, Cl H	284,500	2,718
China Oilfield Services, Cl H	4,226,000	3,288
Total China		11,395

Colombia — 1.4%
Bancolombia ADR	91,995	2,568
Total Colombia		2,568

Description	Shares	Value (000)

France — 6.6%
Capgemini	25,850	$3,347
Eurofins Scientific	5,478	3,574
Safran	30,658	3,243
Sodexo	29,761	2,051
Total France		12,215

Germany — 5.9%
Continental	28,929	2,824
Merck KGaA	27,038	3,455
MTU Aero Engines	10,277	1,785
Vonovia	44,063	2,875
Total Germany		10,939

Hong Kong — 4.9%
China Life Insurance, Cl H	1,115,000	2,570
Shanghai Fosun Pharmaceutical Group, Cl H	702,500	3,322
Sinopharm Group, Cl H	693,600	1,652
TravelSky Technology, Cl H	809,000	1,555
Total Hong Kong		9,099

India — 3.2%
HDFC Bank ADR*	69,344	3,242
ICICI Bank ADR	282,830	2,656
Total India		5,898

Italy — 3.6%
Leonardo	434,174	2,777
Prysmian	151,567	3,877
Total Italy		6,654

Japan — 5.9%
Denso	87,000	3,183
Hitachi	113,300	3,352
Secom	31,500	2,705
Toray Industries	400,400	1,720
Total Japan		10,960

Mexico — 1.5%
Grupo Financiero Banorte, Cl O*	769,300	2,763
Total Mexico		2,763

Netherlands — 6.5%
ASML Holding	7,013	2,486
Heineken	29,276	2,847
RELX	111,886	2,380
Royal Dutch Shell, Cl A	288,558	4,329
Total Netherlands		12,042

Schedule of Investments

Diversified International Fund (continued)

Description	Shares	Value (000)

Norway — 5.3%
DNB*	214,541	$3,274
Equinor ADR	288,438	4,301
Norsk Hydro	770,060	2,154
Total Norway		9,729

Panama — 1.6%
Carnival	209,127	2,903
Total Panama		2,903

Singapore — 1.7%
DBS Group Holdings	194,200	2,802
United Industrial	228,000	348
Total Singapore		3,150

South Korea — 2.0%
Samsung Electronics	76,075	3,697
Total South Korea		3,697

Spain — 1.9%
Amadeus IT Group, Cl A	70,752	3,544
Total Spain		3,544

Switzerland — 4.7%
Credit Suisse Group ADR	211,586	2,234
Novartis ADR	38,424	3,156
Roche Holding	9,500	3,301
Total Switzerland		8,691

Taiwan — 5.5%
ASE Technology Holding	1,155,376	2,982
Hon Hai Precision Industry	690,880	1,849
Taiwan Semiconductor Manufacturing	361,000	5,243
Total Taiwan		10,074

United Kingdom — 8.5%
BAE Systems	340,112	2,188
Barclays	2,559,158	3,378
Diageo	85,604	3,147
GVC Holdings	348,916	3,044
Rio Tinto ADR	64,615	3,944
Total United Kingdom		15,701

United States — 8.4%
Check Point Software Technologies*	25,535	3,201
Core Laboratories	110,449	2,356
Everest Re Group	12,850	2,811

Description	Shares	Value (000)

United States (continued)
ICON*	18,566	$3,443
Restaurant Brands International	65,641	3,710
Total United States		15,521
Total Common Stock (Cost $154,927 (000))		176,499

Cash Equivalents (A) — 3.3%
Dreyfus Government Cash Management, Cl I, 0.060%	3,335,310	3,335
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.130%	2,770,568	2,771
Total Cash Equivalents (Cost $6,106 (000))		6,106
Total Investments — 98.9% (Cost $161,033 (000))		$182,605

Percentages are based on net assets of $184,543 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.
ADR	— American Depositary Receipt
Cl	— Class

The following is a list of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2†	Level 3	Total
Investments in Securities
Common Stock
Austria	$4,590	$—	$—	$4,590
Brazil	9,738	—	—	9,738
Canada	2,900	—	—	2,900
Chile	1,728	—	—	1,728
China	11,395	—	—	11,395
Colombia	2,568	—	—	2,568
France	12,215	—	—	12,215
Germany	10,939	—	—	10,939
Hong Kong	9,099	—	—	9,099
India	5,898	—	—	5,898
Italy	6,654	—	—	6,654
Japan	10,960	—	—	10,960
Mexico	2,763	—	—	2,763
Netherlands	12,042	—	—	12,042
Norway	9,729	—	—	9,729
Panama	2,903	—	—	2,903
Singapore	—	3,150	—	3,150
South Korea	3,697	—	—	3,697
Spain	3,544	—	—	3,544
Switzerland	8,691	—	—	8,691

Schedule of Investments	July 31, 2020 (Unaudited)

Diversified International Fund (concluded)

	Level 1	Level 2†	Level 3	Total
Taiwan	$10,074	$—	$—	$10,074
United Kingdom	15,701	—	—	15,701
United States	15,521	—	—	15,521
Total Common Stock	173,349	3,150	—	176,499

Cash Equivalents	6,106	—	—	6,106

Total Investments in Securities	$179,455	$3,150	$—	$182,605

†	Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market closure.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of July 31, 2020, securities with a total value $3,150 (000) were classified as Level 2 due to the application of the fair value provided by MarkIt. All transfers, if any, are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

During the six month period ended July 31, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Dynamic Asset Allocation Fund

% of Total Portfolio Investments

Description	Shares	Value (000)

Registered Investment Companies — 99.0%
Equity Exchange Traded Funds — 46.6%
iShares Core S&P 500 ETF	8,861	$2,905
iShares MSCI EAFE Index Fund	16,773	1,041
iShares MSCI EAFE Small-Capital ETF	5,807	320
iShares MSCI Emerging Markets ETF	37,055	1,604
iShares MSCI Frontier 100 ETF	3,023	72
iShares Preferred & Income Securities ETF	13,400	485
iShares Russell 2000 ETF	4,915	724
SPDR S&P Emerging Markets SmallCap ETF	7,322	320
Total Equity Exchange Traded Funds		7,471
Fixed Income Exchange Traded Funds — 40.1%
iShares 20+ Year Treasury Bond ETF	11,846	2,026
iShares Core U.S. Aggregate Bond ETF	21,454	2,565
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,233	724
iShares iBoxx High Yield Corporate Bond ETF	5,600	478
SPDR Bloomberg Barclays International Treasury Bond ETF	21,257	637
Total Fixed Income Exchange Traded Funds		6,430

Commodity and Currency Exchange Traded Funds — 6.5%
iShares Commodities Select Strategy ETF	10,200	254
iShares MSCI Global Gold Miners ETF	18,118	644
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,483	142
Total Commodity and Currency Exchange Traded Funds		1,040
Real Estate Exchange Traded Funds — 5.8%
Vanguard Global ex-U.S. Real Estate ETF	6,758	320
Vanguard Real Estate ETF	7,582	617
Total Real Estate Exchange Traded Funds		937
Total Registered Investment Companies (Cost $14,255 (000))		15,878

Description	Shares	Value (000)

Cash Equivalent (A) — 0.7%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.130%	116,188	$116
Total Cash Equivalent (Cost $116 (000))		116
Total Investments — 99.7% (Cost $14,371 (000))		$15,994

Percentages are based on net assets of $16,038 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

EAFE — Europe, Australasia and the Far East

EM — Emerging Markets

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

As of July 31, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2020 (Unaudited)

International Small Cap Fund

% of Total Portfolio Investments

Description	Shares	Value (000)

Common Stock — 81.2%
Australia — 2.8%
JB Hi-Fi	4,592	$150
Kina Securities	125,372	91
Objective	16,936	128
Vita Group	101,299	74
Total Australia		443
Belgium — 1.3%
AGFA-Gevaert*	16,772	68
KBC Ancora*	2,197	74
SMARTPHOTO GROUP	3,059	63
Total Belgium		205
Canada — 1.7%
Boralex	3,321	87
Medical Facilities	25,634	73
Northland Power	4,153	114
Total Canada		274
Denmark — 1.0%
D/S Norden	5,020	75
H+H International, Cl B*	4,818	83
Total Denmark		158
Finland — 5.2%
Altia	8,530	80
Caverion	10,496	78
Exel Composites	11,692	82
Kamux	11,273	114
Oriola, Cl B	33,132	72
Scanfil	12,062	71
Siili Solutions	7,639	81

Description	Shares	Value (000)
Finland (continued)
Terveystalo (A)	6,944	$72
TietoEVRY*	2,756	81
Tokmanni Group	5,471	102
Total Finland		833
France — 0.5%
Ubisoft Entertainment*	888	74
Total France		74
Germany — 3.7%
Borussia Dortmund GmbH & KGaA	11,219	74
Cewe Stiftung & KGAA	1,163	131
Draegerwerk & KGaA	1,653	128
Freenet	4,293	74
Hornbach Baumarkt	1,911	71
Hornbach Holding & KGaA	900	87
Rheinmetall	332	31
Total Germany		596
Hong Kong — 2.8%
CITIC Telecom International Holdings	270,766	86
K Wah International Holdings	197,751	84
Tianneng Power International	84,000	195
Tsit Wing International Holdings	625,088	86
Total Hong Kong		451
Israel — 3.7%
AudioCodes	6,114	220
Elco	2,741	96
Fox Wizel	2,071	77
Kamada*	16,833	144
Naphtha Israel Petroleum*	17,426	64
Total Israel		601
Italy — 4.5%
A2A	85,614	122
ACEA	6,690	137
Cerved Group*	9,400	77
Digital Value*	1,294	41
Hera	18,152	70
Iren	21,260	54
Italgas	21,014	135
Unieuro*	8,790	88
Total Italy		724
Japan — 24.0%
BeNEXT Group	12,500	117
Broadleaf	14,800	78

Schedule of Investments

International Small Cap Fund (continued)

Description	Shares	Value (000)
Japan (continued)
Capcom	4,400	$172
Cresco	6,400	79
Cybernet Systems	11,800	70
Daito Pharmaceutical	1,800	54
Daiwabo Holdings*	1,800	130
Ebara Jitsugyo	4,700	127
Fukui Computer Holdings*	5,700	131
FULLCAST Holdings*	6,900	80
Glory*	3,800	82
Hitachi Zosen	26,000	91
Itochu Enex	12,500	97
Iwasaki Electric*	3,900	60
Jeol*	4,500	124
Kintetsu World Express*	7,700	131
Kito*	6,300	66
Krosaki Harima	2,300	69
K’s Holdings	7,500	96
KYORIN Holdings	5,300	96
Megachips*	3,800	72
Meitec	2,400	111
Melco Holdings	2,800	69
Nichi-iko Pharmaceutical	7,500	85
Nihon Dengi	2,200	73
Nisso*	12,100	63
Nojima	5,400	135
Outsourcing	13,500	74
PAL GROUP Holdings*	5,800	60
Relia*	6,000	63
Riso Kagaku*	5,200	60
SBS Holdings	4,200	89
SRA Holdings	2,100	45
St. Marc Holdings*	5,300	73
Systena	6,500	97
Techno Ryowa*	8,100	68
T-Gaia*	4,800	86
Tokuyama	4,000	93
Tosei	8,600	66
Watts	14,400	136
Will Group	6,400	32
With us*	18,600	82
Yuasa Trading	3,300	88
ZERIA Pharmaceutical	4,600	81
Total Japan		3,851
Netherlands — 2.1%
Amsterdam Commodities	3,355	74
Koninklijke BAM Groep*	46,433	72

Description	Shares	Value (000)
Netherlands (continued)
Pharming Group*	56,260	$63
Signify*	4,245	127
Total Netherlands		336
Norway — 3.4%
AF Gruppen*	7,029	135
Bouvet	2,417	138
BW LPG	20,039	82
Selvaag Bolig	17,384	97
Veidekke*	6,514	88
Total Norway		540
Singapore — 2.8%
AEM Holdings	38,600	100
ARA LOGOS Logistics Trust	169,900	82
Best World International (1)	70,700	70
Fu Yu	401,900	68
iFAST	95,900	125
Total Singapore		445
Spain — 1.8%
Acerinox	9,735	83
CIE Automotive	4,254	68
Faes Farma	31,931	134
Total Spain		285
Sweden — 6.3%
AcadeMedia	10,856	79
Betsson	14,880	112
Doro*	18,047	79
Dustin Group	11,115	67
Instalco	7,196	131
LeoVegas	28,918	133
Lindab International	10,535	163
Recipharm, Cl B*	5,596	89
Scandi Standard*	11,101	82
Semcon*	10,578	69
Total Sweden		1,004
Switzerland — 1.9%
Adecco Group	1,861	88
Galenica	1,892	140
Phoenix Mecano	197	72
Total Switzerland		300
United Kingdom — 11.7%
888 Holdings	37,074	89
C&C Group	13,786	42

Schedule of Investments	July 31, 2020 (Unaudited)

International Small Cap Fund (concluded)

Description	Shares	Value (000)
United Kingdom (continued)
Drax Group	25,513	$93
EMIS Group	8,383	110
Finsbury Food Group	87,496	67
First Property Group	119,537	59
Genus	1,876	83
Go-Ahead Group	4,320	35
Halfords Group	44,749	86
Investec	34,668	68
Man Group	43,433	71
Phoenix Group Holdings	8,768	76
Rank Group	46,604	83
Redde Northgate	34,631	75
S&U	3,496	73
Safestore Holdings	13,695	137
Spirent Communications	36,843	135
SThree*	24,947	83
Stock Spirits Group	33,258	97
Tate & Lyle	13,970	119
Tracsis	9,750	73
Vectura Group*	61,655	81
Vistry Group	4,552	37
Total United Kingdom		1,872
Total Common Stock (Cost $12,146 (000))		12,992

Preferred Stock — 1.1%
Germany — 1.1%
Schaeffler 3.391%	7,923	59
STO & KGaA 0.247%	1,016	116
Total Germany		175
Total Preferred Stock (Cost $205 (000))		175

Cash Equivalents (A) — 17.0%
Dreyfus Government Cash Management, Cl I, 0.060%	2,349,280	2,349
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.130%	381,603	382
Total Cash Equivalents (Cost $2,731 (000))		2,731
Total Investments — 99.3% (Cost $15,082 (000))		$15,898

Percentages are based on net assets of $16,007 (000).

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

The following is a list of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Australia	$443	$—	$—	$443
Belgium	205	—	—	205
Canada	274	—	—	274
Denmark	158	—	—	158
Finland	833	—	—	833
France	74	—	—	74
Germany	596	—	—	596
Hong Kong	451	—	—	451
Israel	—	601	—	601
Italy	724	—	—	724
Japan	3,851	—	—	3,851
Netherlands	336	—	—	336
Norway	540	—	—	540
Singapore	—	375	70	445
Spain	285	—	—	285
Sweden	1,004	—	—	1,004
Switzerland	300	—	—	300
United Kingdom	1,872	—	—	1,872

Total Common Stock	11,946	976	70	12,992

Total Preferred Stock	175	—	—	175

Total Cash Equivalents	2,731	—	—	2,731

Total Investments in Securities	$14,852	$976	$70	$15,898

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

During the six month period ended July 31, 2020 there have been no significant transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Louisiana Tax-Free Income Fund

% of Total Portfolio Investments

Description	Face Amount (000)	Value (000)

Municipal Bonds — 94.2%
Louisiana — 94.2%
Ascension Parish, RB, AGM
Callable 08/31/20 @ 100
3.250%, 04/01/35	$85	$85
Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100
3.000%, 03/01/30	150	167
Central, Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	165
Central, Community School System, RB
4.000%, 01/01/30	275	335
Desoto, Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	279
Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	295
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	180	185
Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100
4.000%, 04/01/40	250	286
Lafayette, Utilities Revenue, RB, AGM
Callable 05/01/29 @ 100
5.000%, 11/01/44	100	126
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	150	175
Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	272

Description	Face Amount (000)	Value (000)

Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	$150	$181
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB, Pre-Refunded @ 100
4.125%, 12/01/21 (A)	100	105
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM, Pre-Refunded @ 100
4.625%, 09/01/21 (A)	200	210
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	211
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, BAM
Callable 02/01/28 @ 100
5.000%, 02/01/30	150	195
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	250	284
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	181
Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	250	272
Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100
3.500%, 12/01/29	250	292
Shreveport, Louisiana Water & Sewer Revenue, Ser C, RB, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/33	210	247

Schedule of Investments	July 31, 2020 (Unaudited)

Louisiana Tax-Free Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)

Louisiana (continued)
St. Charles Parish, School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	$200	$206
St. John the Baptist Parish, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	122
St. Tammany Parish, Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	267
St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	175	189
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM, Pre-Refunded @ 100
5.250%, 04/01/21 (A)	100	103
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	190	210
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	207
Total Louisiana		5,852
Total Municipal Bonds (Cost $5,462 (000))		5,852

Cash Equivalent (B) — 4.8%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.130%	300,711	301
Total Cash Equivalent (Cost $301 (000))		301
Total Investments — 99.0% (Cost $5,763 (000))		$6,153

Percentages are based on net assets of $6,213 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2020.

AGM — Assured Guaranty Municipal

Cl— Class

BAM— Build America Mutual

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of July 31, 2020 in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$5,852	$—	$5,852
Cash Equivalent	301	—	—	301

Total Investments in Securities	$301	$5,852	$—	$6,153

Amounts designated as “—” are either $0 or have been rounded to $0.

During the six month period ended July 31, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Microcap Fund

% of Total Portfolio Investments

Description	Shares	Value (000)

Common Stock — 98.0%
Aerospace & Defense — 0.9%
Vectrus*	1,951	$86
Total Aerospace & Defense		86

Air Freight & Logistics — 1.0%
Radiant Logistics*	23,663	101
Total Air Freight & Logistics		101
Banks — 13.0%
Bancorp*	11,800	111
Camden National	3,222	102
Capital City Bank Group	4,963	93
CB Financial Services	4,065	70
CBTX	5,355	85
Community Bankers Trust	18,586	96
Eagle Bancorp Montana	5,330	82
Federal Agricultural Mortgage, Cl C	1,563	93
Financial Institutions	5,864	87
First Foundation	7,252	112
Horizon Bancorp	9,822	99
Merchants Bancorp	6,289	116
Peapack-Gladstone Financial	5,579	91
Southern National Bancorp of Virginia	10,471	88
Total Banks		1,325
Broadcasting, Newspapers and Advertising — 0.9%
Townsquare Media, Cl A*	21,505	95
Total Broadcasting, Newspapers and Advertising		95
Building & Construction — 1.2%
M/I Homes*	3,010	125
Total Building & Construction		125

Description	Shares	Value (000)
Capital Markets — 1.0%
Silvercrest Asset Management Group, Cl A	9,302	$102
Total Capital Markets		102
Chemicals — 1.3%
Hawkins	2,585	133
Total Chemicals		133
Commercial Services — 3.7%
Carriage Services, Cl A	5,977	132
DLH Holdings*	13,200	134
Mastech Digital*	4,993	107
Total Commercial Services		373
Commercial Services & Supplies — 0.9%
Acme United	4,323	94
Total Commercial Services & Supplies		94
Computer Software — 1.9%
Limelight Networks*	13,885	87
Mitek Systems*	10,433	107
Total Computer Software		194
Computers & Services — 2.3%
Calix*	6,583	135
PCTEL	15,328	100
Total Computers & Services		235
Construction & Engineering — 1.9%
Great Lakes Dredge & Dock*	10,088	84
Northwest Pipe*	4,418	110
Total Construction & Engineering		194
Construction Materials — 1.2%
United States Lime & Minerals	1,334	120
Total Construction Materials		120
Consumer Electronics — 0.9%
Universal Electronics*	2,090	96
Total Consumer Electronics		96
Consumer Finance — 0.9%
Regional Management*	5,820	88
Total Consumer Finance		88
Consumer Products — 1.2%
Rocky Brands	5,136	117
Total Consumer Products		117

Schedule of Investments	July 31, 2020 (Unaudited)

Microcap Fund (continued)

Description	Shares	Value (000)
Containers & Packaging — 0.9%
UFP Technologies*	2,100	$91
Total Containers & Packaging		91
Diversified Support Services — 1.0%
VSE	3,665	103
Total Diversified Support Services		103
Drugs — 3.3%
Aquestive Therapeutics*	20,880	110
Kala Pharmaceuticals*	9,400	82
Osmotica Pharmaceuticals*	15,521	83
Verrica Pharmaceuticals*	8,790	58
Total Drugs		333
E-Commerce — 0.8%
PetMed Express	2,557	80
Total E-Commerce		80
Educational Services — 1.0%
Universal Technical Institute*	14,281	106
Total Educational Services		106
Electronic Components & Equipment — 0.9%
Luna Innovations*	15,449	88
Total Electronic Components & Equipment		88
Engineering Services — 0.9%
IES Holdings*	3,910	93
Total Engineering Services		93
Financial Services — 1.3%
Oportun Financial*	8,992	129
Total Financial Services		129
Food Products — 1.2%
Freshpet*	1,253	121
Total Food Products		121
Gas & Natural Gas — 1.9%
Dorian LPG*	11,742	100
Overseas Shipholding Group, Cl A*	41,755	97
Total Gas & Natural Gas		197
Health Care Equipment & Supplies — 1.1%
FONAR*	4,717	116
Total Health Care Equipment & Supplies		116

Description	Shares	Value (000)
Health Care Technology — 1.1%
MTBC*	10,453	$114
Total Health Care Technology		114
Hotels, Restaurants & Leisure — 1.3%
El Pollo Loco Holdings*	6,782	134
Total Hotels, Restaurants & Leisure		134
Information Technology — 1.2%
PFSweb*	15,680	124
Total Information Technology		124
Insurance — 2.7%
Donegal Group, Cl A	6,857	96
Global Indemnity	3,801	87
Protective Insurance	6,852	88
Total Insurance		271
Manufacturing — 1.2%
Seneca Foods, Cl A*	2,987	117
Total Manufacturing		117
Media — 3.1%
DHI Group*	35,006	88
TechTarget*	3,727	135
Tribune Publishing*	9,943	97
Total Media		320
Medical Products & Services — 21.2%
Alpine Immune Sciences*	10,400	120
Aravive*	8,599	51
Ardelyx*	14,906	84
Atreca, Cl A*	5,990	78
Calithera Biosciences*	20,744	97
Castle Biosciences*	2,842	110
Concert Pharmaceuticals*	11,145	103
Corbus Pharmaceuticals Holdings*	15,200	95
Co-Diagnostics*	5,400	130
Dynavax Technologies*	12,105	98
Electromed*	7,432	123
Fennec Pharmaceuticals*	12,773	108
Fortress Biotech*	36,760	102
Harpoon Therapeutics*	5,651	62
Ideaya Biosciences*	7,300	92
Kadmon Holdings*	20,761	76
MEI Pharma*	27,950	78
Pro-Dex*	5,173	98

Schedule of Investments

Microcap Fund (concluded)

Description	Shares	Value (000)

Medical Products & Services (continued)
Protagonist Therapeutics*	6,675	$105
Sharps Compliance*	15,188	116
Simulations Plus	1,990	140
Zynex*	4,644	89
Total Medical Products & Services		2,155
Oil, Gas & Consumable Fuels — 0.9%
Bonanza Creek Energy*	5,279	96
Total Oil, Gas & Consumable Fuels		96
Personal Products — 0.8%
Lifevantage*	6,094	78
Total Personal Products		78
Petroleum & Fuel Products — 1.9%
DMC Global*	3,211	94
Solaris Oilfield Infrastructure, Cl A	14,347	104
Total Petroleum & Fuel Products		198
Real Estate Investment Trust — 2.9%
BRT Apartments	10,369	107
City Office	9,410	81
Gladstone Land	6,642	107
Total Real Estate Investment Trust		295
Retail — 2.2%
Citi Trends*	6,716	116
Lakeland Industries*	4,361	103
Total Retail		219
Semi-Conductors & Instruments — 5.8%
Ichor Holdings*	4,116	135
NeoPhotonics*	10,935	100
PDF Solutions*	5,650	139
Photronics*	7,818	93
Ultra Clean Holdings*	4,245	128
Total Semi-Conductors & Instruments		595
Specialty Retail — 1.0%
Zumiez*	4,549	105
Total Specialty Retail		105
Transportation Services — 1.2%
Shyft Group	6,600	125
Total Transportation Services		125

Description	Shares	Value (000)
Water Utilities — 1.0%
York Water	2,235	$103
Total Water Utilities		103
Total Common Stock (Cost $10,176 (000))		9,984

Cash Equivalent (A) — 1.6%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.130%	164,132	164
Total Cash Equivalent (Cost $164 (000))		164
Total Investments — 99.6% (Cost $10,340 (000))		$10,148

Percentages are based on net assets of $10,189 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

As of July 31, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2020 (Unaudited)

Mississippi Tax-Free Income Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.5%
Mississippi — 95.5%
City of Ocean Springs Mississippi, GO
4.000%, 12/01/29	$250	$314
Clinton, Public School District, GO Callable 10/01/21 @ 100
2.750%, 10/01/28	150	154
Copiah County, GO Callable 04/01/25 @ 100
3.500%, 04/01/32	390	418
Forrest County, GO Callable 03/01/24 @ 100
4.000%, 03/01/27	385	431
Lauderdale County, GO
3.000%, 04/01/26	150	168
Lauderdale County, GO Callable 11/01/25 @ 100
3.250%, 11/01/31	250	273
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	108
Long Beach School District, GO, BAM
4.000%, 03/01/27	275	332
Mississippi State, Development Bank, Brandon Public Improvement Project, RB Callable 03/01/25 @ 100
3.000%, 03/01/30	155	167
Mississippi State, Development Bank, Clinton Public School District, RB Callable 04/01/29 @ 100
4.000%, 04/01/37	100	118
Mississippi State, Development Bank, Flowood Refunding Project, RB, Pre-Refunded @ 100
4.125%, 11/01/21 (A)	200	210
Mississippi State, Development Bank, Gulf Coast Community College District, RB Callable 12/01/26 @ 100
3.375%, 12/01/39	250	266
Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/34	400	559

Description	Face Amount (000)	Value (000)

Mississippi (continued)
Mississippi State, Development Bank, Hinds County Project, RB
5.000%, 11/01/26	$75	$95
Mississippi State, Development Bank, Jackson Public School District Project, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	480	531
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM Callable 05/01/26 @ 100
3.500%, 05/01/35	200	218
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB Callable 01/01/25 @ 100
3.750%, 01/01/35	200	217
Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	360	420
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM Callable 12/01/21 @ 100
4.000%, 12/01/31	205	212
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM Callable 09/01/22 @ 100
3.375%, 09/01/36	750	773
Mississippi State, Development Bank, Tax Increment Financing Project, RB Callable 08/31/20 @ 100
4.500%, 05/01/24	120	120
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM Callable 03/01/22 @ 100
3.500%, 03/01/32	400	412
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/25	500	591
Mississippi State, Ser D, GO Callable 12/01/27 @ 100
3.000%, 12/01/37	500	545
Mississippi State, State Capital Improvement Project, Ser A, GO Callable 10/01/21 @ 100
4.000%, 10/01/36	400	418
Callable 10/01/21 @ 100
3.750%, 10/01/31	510	531

Schedule of Investments

Mississippi Tax-Free Income Fund (concluded)

Description	Face Amount (000)	Value (000)

Mississippi (continued)
Mississippi State, University Educational Building, RB Callable 08/01/27 @ 100
4.000%, 08/01/43	$500	$572
Oktibbeha County, Ser A, GO, AGM Callable 11/01/28 @ 100
4.000%, 11/01/29	270	332
Oxford, School District, GO Callable 04/01/27 @ 100
3.000%, 04/01/31	300	331
Oxford, Ser B, GO Callable 08/01/25 @ 100
3.125%, 08/01/33	575	617
Starkville, GO
4.000%, 06/01/27	400	485
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB Callable 03/01/25 @ 100
3.250%, 03/01/33	425	456
Total Mississippi		11,394
Total Municipal Bonds (Cost $10,527 (000))		11,394

Cash Equivalent (B) — 3.6%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.130%	436,438	436
Total Cash Equivalent (Cost $436 (000))		436
Total Investments — 99.1% (Cost $10,963 (000))		$11,830

Percentages are based on net assets of $11,936 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2020.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$11,394	$—	$11,394
Cash Equivalent	436	—	—	436

Total Investments in Securities	$436	$11,394	$—	$11,830

Amounts designated as “—” are either $0 or have been rounded to $0.

For the six month period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	July 31, 2020 (Unaudited)

Quantitative Long/Short Fund

% of Total Portfolio Investments, which excludes Securities Sold Short

Securities Sold Short, as a % of Total Portfolio Investment

Description	Shares	Value (000)

Common Stock — 66.3%
Aerospace & Defense — 1.1%
L3Harris Technologies (A)	2,600	$438
Lockheed Martin (A)	1,550	587
Total Aerospace & Defense		1,025

Automotive — 0.7%
Gentherm*	16,400	636
Total Automotive		636

Banks — 2.6%
Essent Group	10,200	366
JPMorgan Chase (A)	6,700	647
PNC Financial Services Group (A)	6,700	715
Voya Financial (A)	13,100	647
Total Banks		2,375

Building & Construction — 1.6%
Allegion (A)	4,900	487
Simpson Manufacturing	6,100	589

Description	Shares	Value (000)

Building & Construction (continued)
Taylor Morrison Home, Cl A*	16,560	$388
Total Building & Construction		1,464

Chemicals — 0.7%
Innospec	8,400	632
Total Chemicals		632

Commercial Services — 1.4%
Tetra Tech	7,300	647
Waste Management (A)	5,900	647
Total Commercial Services		1,294

Computer Software — 3.5%
Adobe* (A)	1,400	622
ANSYS*	2,100	652
Atlassian, Cl A*	2,700	477
Citrix Systems	3,200	457
FactSet Research Systems	700	242
Intuit (A)	2,700	827
Total Computer Software		3,277

Computers & Services — 6.6%
Apple (A)	2,300	978
Automatic Data Processing (A)	3,550	472
Cadence Design Systems*	9,300	1,016
Fidelity National Information Services (A)	4,000	585
Microsoft (A)	4,100	840
PayPal Holdings* (A)	4,300	843
Visa, Cl A (A)	2,800	533
Zebra Technologies, Cl A* (A)	3,000	842
Total Computers & Services		6,109

Consumer Electronics — 0.8%
Universal Electronics*	16,000	737
Total Consumer Electronics		737

Consumer Products — 0.9%
Deckers Outdoor* (A)	3,875	811
Total Consumer Products		811

Containers & Packaging — 0.8%
Crown Holdings* (A)	10,300	737
Total Containers & Packaging		737

Schedule of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)

Drugs — 3.0%
Bristol-Myers Squibb	8,200	$481
Horizon Therapeutics* (A)	16,500	1,010
Jazz Pharmaceuticals*	3,500	379
Zoetis, Cl A (A)	5,700	864
Total Drugs		2,734

E-Commerce — 1.8%
Amazon.com* (A)	300	949
eBay	12,100	669
Total E-Commerce		1,618

Educational Services — 0.5%
Chegg*	5,800	470
Total Educational Services		470

Electronic Equipment, Instruments & Components — 0.9%
Akamai Technologies* (A)	7,700	866
Total Electronic Equipment, Instruments & Components		866

Entertainment & Gaming — 1.6%
Electronic Arts* (A)	6,200	878
Take-Two Interactive Software*	3,500	574
Total Entertainment & Gaming		1,452

Financial Services — 1.0%
American Express (A)	3,950	369
Moody’s	1,000	281
MSCI, Cl A	700	263
Total Financial Services		913

Food, Beverage & Tobacco — 1.3%
Ingles Markets, Cl A (A)	17,900	721
PepsiCo	3,700	509
Total Food, Beverage & Tobacco		1,230

Gas & Natural Gas — 0.5%
Teekay Tankers, Cl A*	32,600	488
Total Gas & Natural Gas		488

Hypermarkets & Super Centers — 0.7%
Costco Wholesale (A)	2,000	651
Total Hypermarkets & Super Centers		651

Industrials — 0.8%
Air Products and Chemicals (A)	2,550	731
Total Industrials		731

Description	Shares	Value (000)

Information Technology — 2.1%
Fortinet*	5,800	$802
Science Applications International	6,900	552
ServiceNow*	1,400	615
Total Information Technology		1,969

Insurance — 2.3%
Metlife (A)	15,100	572
Primerica (A)	6,300	754
Progressive (A)	9,000	813
Total Insurance		2,139

Interactive Media & Servcies — 0.8%
Alphabet, Cl A* (A)	525	781
Total Interactive Media & Servcies		781

Machinery — 3.2%
IDEX	3,700	610
Illinois Tool Works (A)	3,400	629
SPX* (A)	14,900	626
Trane Technologies	4,300	481
Watts Water Technologies, Cl A (A)	7,400	621
Total Machinery		2,967

Manufacturing — 2.2%
Generac Holdings* (A)	4,500	709
Hubbell, Cl B (A)	5,600	756
McCormick	2,800	546
Total Manufacturing		2,011

Medical Products & Services — 9.8%
AbbVie (A)	8,500	807
Amgen (A)	3,700	905
AMN Healthcare Services*	8,300	456
Biogen* (A)	1,500	412
Cerner	10,900	757
CVS Health	7,300	459
Edwards Lifesciences*	7,800	612
Emergent Biosolutions* (A)	8,100	901
Hill-Rom Holdings (A)	7,145	695
Omnicell*	6,000	422
Regeneron Pharmaceuticals* (A)	1,275	806
Thermo Fisher Scientific	1,300	538
Veeva Systems, Cl A*	2,900	767
Vertex Pharmaceuticals*	1,900	517
Total Medical Products & Services		9,054

Schedule of Investments	July 31, 2020 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)

Metals & Mining — 0.7%
Commercial Metals	31,200	$645
Total Metals & Mining		645

Petroleum Refining — 0.5%
Marathon Petroleum	12,600	481
Total Petroleum Refining		481

Pharmaceuticals — 1.6%
Eli Lilly (A)	5,500	826
Merck (A)	8,100	650
Total Pharmaceuticals		1,476

Real Estate Investment Trust — 0.5%
Equinix	300	235
Public Storage	1,100	220
Total Real Estate Investment Trust		455

Retail — 3.1%
Home Depot (A)	3,125	830
Malibu Boats, Cl A*	12,800	752
Ross Stores (A)	7,800	700
Starbucks	7,200	551
Total Retail		2,833

Semi-Conductors & Instruments — 4.2%
Advanced Micro Devices*(A)	10,000	775
Broadcom (A)	1,600	507
Cirrus Logic*(A)	5,700	391
Intel	8,200	391
KLA (A)	4,200	839
Lam Research (A)	2,700	1,018
Total Semi-Conductors & Instruments		3,921

Telecommunication Services — 0.3%
Facebook, Cl A*	1,200	304
Total Telecommunication Services		304

Telephones & Telecommunication — 0.8%
AT&T (A)	24,500	725
Total Telephones & Telecommunication		725

Transportation Services — 0.7%
Federal Signal (A)	19,900	615
Total Transportation Services		615

Description	Shares	Value (000)

Utilities — 0.7%
Ametek (A)	6,800	$634
Total Utilities		634
Total Common Stock (Cost $47,829 (000))		61,260

Cash Equivalent (B) — 35.3%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.130%	32,675,528	32,676
Total Cash Equivalent (Cost $32,676 (000))		32,676
Total Investments — 101.6% (Cost $80,505 (000))		$93,936

Percentages	are based on net assets of $92,448 (000).

Securities Sold Short — (12.6)%

Description	Shares	Value (000)

Common Stock — (12.6)%
Automotive — (0.2)%
Monro Muffler Brake	(3,160)	$(178)
Total Automotive		(178)

Banks — (0.8)%
Bank of New York Mellon	(5,170)	(185)
BankUnited	(10,340)	(208)
Northern Trust	(2,370)	(186)
Pinnacle Financial Partners	(4,690)	(186)
Total Banks		(765)

Building & Construction — (0.2)%
Granite Construction	(10,060)	(171)
Total Building & Construction		(171)

Chemicals — (0.2)%
International Flavors & Fragrances	(1,470)	(185)
Total Chemicals		(185)

Computers & Services — (0.2)%
Western Union	(8,610)	(209)
Total Computers & Services		(209)

Data Processing & Outsourced Services — (0.8)%
CRA International	(4,480)	(187)
Fiserv*	(1,890)	(189)
Franklin Covey*	(9,940)	(180)
ICF International	(2,980)	(201)
Total Data Processing & Outsourced Services		(757)

Schedule of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)

Drugs — (0.1)%
Tricida*	(7,480)	$(100)
Total Drugs		(100)

Electrical Utilities — (0.2)%
Public Service Enterprise	(3,630)	(203)
Total Electrical Utilities		(203)

Engineering Services — (0.2)%
Dycom Industries*	(4,570)	(196)
Total Engineering Services		(196)

Entertainment — (1.1)%
Boston Omaha, Cl A*	(12,010)	(191)
Las Vegas Sands	(3,790)	(165)
Live Nation Entertainment*	(3,740)	(175)
Scholastic	(6,530)	(156)
World Wrestling Entertainment, Cl A	(4,040)	(189)
Wynn Resorts	(2,190)	(159)
Total Entertainment		(1,035)

Food, Beverage & Tobacco — (0.2)%
Coca-Cola Consolidated	(830)	(190)
Total Food, Beverage & Tobacco		(190)

Gas Utilities — (0.2)%
Sempra Energy	(1,550)	(193)
Total Gas Utilities		(193)

Home Furnishings — (0.2)%
La-Z-Boy, Cl Z	(6,670)	(190)
Total Home Furnishings		(190)

Hotels & Lodging — (0.4)%
Choice Hotels International	(2,220)	(187)
Marriott International, Cl A	(2,020)	(169)
Total Hotels & Lodging		(356)

Information Technology — (0.4)%
Gartner*	(1,510)	(188)
Hackett Group	(13,650)	(188)
Total Information Technology		(376)

Insurance — (0.4)%
RLI	(2,350)	(207)
White Mountains Insurance Group	(220)	(194)
Total Insurance		(401)

Description	Shares	Value (000)

Machinery — (0.4)%
Ingersoll Rand*	(6,150)	$(194)
Mueller Industries	(6,790)	(190)
Total Machinery		(384)

Manufacturing — (0.8)%
Calavo Growers	(3,160)	(183)
Hershey	(1,440)	(209)
Sanderson Farms	(1,610)	(180)
Simply Good Foods*	(8,500)	(204)
Total Manufacturing		(776)

Materials — (0.4)%
Martin Marietta Materials	(860)	(178)
US Concrete*	(7,180)	(179)
Total Materials		(357)

Media — (0.2)%
AMC Networks, Cl A*	(7,440)	(172)
Total Media		(172)

Medical Products & Services — (0.6)%
Misonix*	(13,180)	(164)
Orthofix Medical*	(5,900)	(181)
Universal Health Services, Cl B	(1,940)	(213)
Total Medical Products & Services		(558)

Office Furniture & Fixtures — (0.2)%
ePlus*	(2,650)	(198)
Total Office Furniture & Fixtures		(198)

Petroleum Refining — (0.2)%
Hess	(3,920)	(193)
Total Petroleum Refining		(193)

Real Estate Investment Trust — (0.6)%
Brixmor Property Group	(15,540)	(179)
CTO Realty Growth	(5,140)	(204)
Hudson Pacific Properties	(7,860)	(185)
Total Real Estate Investment Trust		(568)

Retail — (2.0)%
Burlington Stores*	(1,050)	(197)
Children’s Place	(5,620)	(137)
Columbia Sportswear	(2,385)	(181)
Dollar Tree*	(1,990)	(186)
Dunkin’ Brands Group	(2,820)	(194)

Schedule of Investments	July 31, 2020 (Unaudited)

Quantitative Long/Short Fund (concluded)

Description	Shares	Value (000)

Retail (continued)
Five Below*	(1,860)	$(202)
Genesco*	(10,240)	(159)
Genuine Parts	(2,155)	(194)
Hasbro	(2,430)	(177)
Shake Shack, Cl A*	(3,740)	(182)
Total Retail		(1,809)

Semi-Conductors & Instruments — (0.4)%
Silicon Laboratories*	(1,830)	(184)
Universal Display	(1,230)	(214)
Total Semi-Conductors & Instruments		(398)

Transportation Services — (0.6)%
AMERCO	(615)	(195)
Douglas Dynamics	(5,420)	(192)
Lyft, Cl A*	(6,210)	(181)
Total Transportation Services		(568)

Water Utilities — (0.2)%
California Water Service Group	(3,970)	(186)
Total Water Utilities		(186)
Total Common Stock (Proceeds $(11,413))		(11,672)
Total Securities Sold Short — (12.6)% (Proceeds $(11,413))		$(11,672)
Percentages	are based on Net Assets of $92,448 (000).
*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of July 31, 2020.
Cl	— Class

As of July 31, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. G.A.A.P.

During the six month period ended July 31, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)	July 31, 2020 (Unaudited)

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund
Assets:
Investments in securities at value (Cost $87,116, $33,986 and $161,033, respectively)	$119,402	$33,131	$182,605
Receivable for investment securities sold	807	2,349	1,689
Receivable for capital shares sold	33	10	26
Accrued income	2	264	408
Tax reclaim receivable	—	—	1,272
Prepaid expenses	32	13	19
Unrealized gain on foreign spot currency contracts	—	—	1

Total Assets	120,276	35,767	186,020

Liabilities:
Payable for investment securities purchased	—	2,383	1,118
Payable for capital shares redeemed	248	—	2
Payable due to Adviser	61	10	129
Shareholder servicing fees payable	80	16	10
Payable due to Administrator	10	3	15
Payable due to Custodian	10	5	48
Payable due to Transfer Agent	11	5	—
Payable for distribution fees	96	—	—
Payable due to Trustees	9	2	11
Chief Compliance Officer fees payable	4	1	5
Other accrued expenses	101	22	133
Unrealized loss on foreign spot currency contracts	—	—	6

Total Liabilities	630	2,447	1,477

Net Assets	$119,646	$33,320	$184,543

Net Assets:
Paid-in-Capital	$80,244	$44,930	$156,646
Total Distributable Earnings/(Loss)	39,402	(11,610)	27,897

Net Assets	$119,646	$33,320	$184,543

Institutional Class Shares:
Net Assets	$57,175	$30,885	$181,108
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,913,730	2,598,015	8,746,576
Net Asset Value, Offering and Redemption Price Per Share	$29.88	$11.89	$20.71

Investor Class Shares:
Net Assets	$53,255	$2,435	$3,435
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,796,565	205,286	165,532
Net Asset Value, Offering and Redemption Price Per Share	$29.64	$11.86	$20.75

Class D Shares:
Net Assets	$9,216	n/a	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	333,886	n/a	n/a
Net Asset Value, Offering and Redemption Price Per Share	$27.60	n/a	n/a

“n/a” designates that the Fund does not offer this class.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

* Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Dynamic Asset Allocation Fund		International Small Cap Fund		Louisiana Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $14,371, $15,082 and $5,763, respectively)	$15,994		$15,898		$6,153
Foreign currency (Cost $-, $10 and $-, respectively)	—		21		—
Receivable for investment securities sold	3,160		12		—
Accrued income	—		10		68
Receivable for capital shares sold	6		64		—
Tax reclaim receivable	—		73		1
Prepaid expenses	6		5		5

Total Assets	19,166		16,083		6,227

Liabilities:
Payable for investment securities purchased	2,937		43		—
Payable for capital shares redeemed	165		16		—
Payable due to Adviser	10		6		—
Shareholder servicing fees payable	—		—		6
Payable due to Administrator	1		1		—
Payable due to Transfer Agent	4		4		4
Payable due to Trustees	1		1		—
Other accrued expenses	10		5		4

Total Liabilities	3,128		76		14

Net Assets	$16,038		$16,007		$6,213

Net Assets:
Paid-in-Capital	$15,675		$17,493		$6,011
Total Distributable Earnings/(Loss)	363		(1,486)		202

Net Assets	$16,038		$16,007		$6,213

Institutional Class Shares:
Net Assets	$15,746		$15,968		$4,639
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	982,807		1,101,925		263,550
Net Asset Value, Offering and Redemption Price Per Share	$16.02		$14.49		$17.60

Investor Class Shares:
Net Assets	$292		$39		$1,574
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	18,246		2,676		89,420
Net Asset Value, Offering and Redemption Price Per Share	$16.01	*	$14.49	*	$17.60

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (concluded)	July 31, 2020 (Unaudited)

	Microcap Fund		Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund
Assets:
Investments in securities at value (Cost $10,340, $10,963, and $80,505, respectively)	$10,148		$11,830		$93,936
Deposits held at Prime Broker	—		—		10,896
Receivable for investment securities sold	49		—		—
Receivable for capital shares sold	9		—		41
Accrued income	3		124		47
Prepaid expenses	7		5		21

Total Assets	10,216		11,959		104,941

Liabilities:
Payable for Securities sold short (Proceeds $11,413)	—		—		11,672
Payable for capital shares redeemed	10		—		654
Payable due to Adviser	5		3		63
Payable due to Transfer Agent	4		4		7
Payable due to Administrator	1		1		7
Shareholder servicing fees payable	—		11		11
Payable due to Trustees	1		1		6
Chief Compliance Officer fees payable	—		—		2
Other accrued expenses	6		3		71

Total Liabilities	27		23		12,493

Net Assets	$10,189		$11,936		$92,448

Net Assets:
Paid-in-Capital	$14,435		$11,562		$85,606
Total Distributable Earnings/(Loss)	(4,246)		374		6,842

Net Assets	$10,189		$11,936		$92,448

Institutional Class Shares:
Net Assets	$9,912		$9,929		$87,214
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	840,671		578,819		5,080,974
Net Asset Value, Offering and Redemption Price Per Share	$11.79		$17.15		$17.16

Investor Class Shares:
Net Assets	$277		$2,007		$5,234
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	23,695		116,884		312,497
Net Asset Value, Offering and Redemption Price Per Share	$11.70	*	$17.18	*	$16.75

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)	For the six month period ended July 31, 2020 (Unaudited)

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund
Investment Income:
Interest income	$—	$419	$—	$147
Dividend income	1,214	495	2,618	—
Less: Foreign taxes withheld	—	—	(273)	—

Total Investment Income	1,214	914	2,345	147

Expenses:
Investment advisory fees	562	118	752	52
Administration fees	66	16	86	7
Shareholder servicing fees — Investor Class	61	3	3	—
Shareholder servicing fees — Class D	12	n/a	n/a	n/a
Distribution fees — Class D	12	n/a	n/a	n/a
Transfer agent fees	32	15	29	13
Custodian fees	21	5	148	2
Trustees’ fees	20	4	24	2
Chief Compliance Officer fees	4	1	6	1
Registration fees	26	15	19	4
Professional fees	57	16	80	7
Printing fees	34	—	44	—
Insurance and other expenses	28	19	35	8

Total Expenses	935	212	1,226	96

Less: Investment advisory fees waived	(146)	(57)	—	—

Total Net Expenses	789	155	1,226	96

Net Investment Income	425	759	1,119	51

Net realized gain (loss) from security transactions	(8,941)	(1,356)	7,029	(418)
Net realized gain (loss) from foreign currency transactions	—	—	(140)	—
Net change in unrealized appreciation (depreciation) on investments	(24,096)	(2,696)	(35,643)	525
Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	—	98	—

Net Realized and Unrealized Gain (Loss) on Investments	(33,037)	(4,052)	(28,656)	107

Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,612)	$(3,293)	$(27,537)	$158

“n/a”	designates that the Fund does not offer this class.
Amounts	shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (continued)

	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund
Investment Income:
Interest income	$—	$117	$—	$174
Dividend income	197	—	113	—
Less: Foreign taxes withheld	(28)	—	—	—

Total Investment Income	169	117	113	174

Expenses:
Investment advisory fees	48	19	40	36
Administration fees	6	3	5	6
Shareholder servicing fees — Investor Class	—	1	—	1
Custodian fees	2	1	2	2
Transfer agent fees	13	12	13	13
Trustees’ fees	1	1	1	2
Chief Compliance Officer fees	1	—	—	1
Professional fees	5	3	4	6
Printing fees	3	2	—	3
Registration fees	4	3	4	4
Insurance and other expenses	4	4	6	5

Total Expenses	87	49	75	79

Less: Investment advisory fees waived	(11)	(19)	(10)	(31)
Less: Reimbursement from Adviser	—	(5)	—	—

Total Net Expenses	76	25	65	48

Net Investment Income	93	92	48	126

Net realized gain (loss) from security transactions	(122)	—	(2,820)	(1)
Net realized gain (loss) from foreign currency transactions	(27)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(656)	37	(325)	133
Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	4	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	(801)	37	(3,145)	132

Net Increase (Decrease) in Net Assets Resulting from Operations	$(708)	$129	$(3,097)	$258

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) (concluded)	For the six month period ended July 31, 2020 (Unaudited)

Quantitative Long/Short Fund
Investment Income:
Dividend income	$542

Total Investment Income	542

Expenses:
Investment advisory fees	410
Administration fees	48
Shareholder servicing fees — Investor Class	9
Transfer agent fees	22
Custodian fees	5
Trustees’ fees	14
Chief Compliance Officer fees	3
Dividend expense on securities sold short	30
Registration fees	20
Professional fees	46
Printing fees	25
Insurance and other expenses	20

Total Expenses	652

Net Investment Loss	(110)

Net realized gain (loss) from security transactions	(6,801)
Net realized gain (loss) on securities sold short	(225)
Net change in unrealized appreciation (depreciation) on investments	(2,095)
Net change in unrealized appreciation (depreciation) on securities sold short	(378)

Net Realized and Unrealized Gain (Loss) on Investments	(9,499)

Net Decrease in Net Assets Resulting from Operations	$(9,609)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	Burkenroad Small Cap Fund		Diversified Income Fund		Diversified International Fund
	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20
Investment Activities:
Net investment income (loss)	$425	$667	$759	$1,597	$1,119	$3,153
Net realized gain (loss) from security transactions and foreign currency transactions	(8,941)	50,842	(1,356)	(340)	6,889	8,013
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(24,096)	(46,973)	(2,696)	2,155	(35,545)	3,923

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,612)	4,536	(3,293)	3,412	(27,537)	15,089

Distributions:
Institutional Class Shares		(29,822)	(588)	(1,546)	—	(5,180)
Investor Class Shares	—	(30,168)	(42)	(129)	—	(107)
Class C Shares(1)	n/a	n/a	n/a	(2)	n/a	—
Class D Shares	—	(4,746)	n/a	n/a	n/a	n/a

Total Distributions	—	(64,736)	(630)	(1,677)	—	(5,287)

Capital Share Transactions(2):
Institutional Class Shares:
Shares issued	6,408	36,910	2,532	7,112	13,279	24,541
Shares reinvested	—	28,900	587	1,383	—	3,477
Shares redeemed	(33,443)	(98,322)	(4,457)	(12,810)	(26,903)	(36,409)

Net Institutional Class Shares Transactions	(27,035)	(32,512)	(1,338)	(4,315)	(13,624)	(8,391)

Investor Class Shares:
Shares issued	1,952	13,330	47	567	157	806
Shares reinvested	—	27,456	26	84	—	96
Shares redeemed	(29,464)	(116,761)	(85)	(1,701)	(920)	(1,859)

Net Investor Class Shares Transactions	(27,512)	(75,975)	(12)	(1,050)	(763)	(957)

Class C Shares(1):
Shares issued	n/a	n/a	n/a	—	n/a	28
Shares reinvested	n/a	n/a	n/a	1	n/a	—
Shares redeemed	n/a	n/a	n/a	(468)	n/a	(84)

Net Class C Shares Transactions	n/a	n/a	n/a	(467)	n/a	(56)

Class D Shares:
Shares issued	164	926	n/a	n/a	n/a	n/a
Shares reinvested	—	4,577	n/a	n/a	n/a	n/a
Shares redeemed	(3,320)	(7,602)	n/a	n/a	n/a	n/a

Net Class D Shares Transactions	(3,156)	(2,099)	n/a	n/a	n/a	n/a

Total Net Increase (Decrease) in Net Assets from Capital Share Transactions	(57,703)	(110,586)	(1,350)	(5,832)	(14,387)	(9,404)

Total Net Increase (Decrease) in Net Assets	(90,315)	(170,786)	(5,273)	(4,097)	(41,924)	398

Net Assets:
Beginning of period	209,961	380,747	38,593	42,690	226,467	226,069

End of period	$119,646	$209,961	$33,320	$38,593	$184,543	$226,467

“n/a”	designates that the Fund does not offer this class.
(1)

On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019. The performance and financial history shown of the class is solely that of the Fund’s Investor Class Shares.

(2)	For shares issued, reinvested and redeemed, see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (continued)
For the six month period ended July 31, 2020 (Unaudited) and the year ended January 31, 2020

	Dynamic Asset Allocation Fund		International Small Cap Fund		Louisiana Tax-Free Income Fund		Microcap Fund
	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20
Investment Activities:
Net investment income (loss)	$51	$219	$93	$303	$92	$140	$48	$67
Net realized gain (loss) from security transactions and foreign currency transactions	(418)	13	(149)	(572)	—	29	(2,820)	(835)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	525	836	(652)	1,472	37	265	(325)	448

Net Increase (Decrease) in Net Assets Resulting from Operations	158	1,068	(708)	1,203	129	434	(3,097)	(320)

Distributions:
Institutional Class Shares	—	(254)	—	(466)	(54)	(107)	—	(70)
Investor Class Shares	—	(9)	—	(6)	(16)	(55)	—	(2)

Total Distributions	—	(263)	—	(472)	(70)	(162)	—	(72)

Capital Share Transactions(2):
Institutional Class Shares:
Shares issued	2,531	6,165	4,221	4,593	4	1,271	2,203	6,574
Shares reinvested	—	254	—	466	54	93	—	70
Shares redeemed	(2,163)	(1,886)	(1,108)	(6,916)	(434)	(531)	(2,006)	(6,710)

Net Institutional Class Shares Transactions	368	4,533	3,113	(1,857)	(376)	833	197	(66)

Investor Class Shares:
Shares issued	15	317	2	32	22	149	71	338
Shares reinvested	—	9	—	6	11	43	—	2
Shares redeemed	(80)	(708)	(1)	(404)	(54)	(1,062)	(116)	(478)

Net Investor Class Shares Transactions	(65)	(382)	1	(366)	(21)	(870)	(45)	(138)

Class C Shares(1):
Shares issued	n/a	7	n/a	—	n/a	—	n/a	—
Shares reinvested	n/a	—	n/a	—	n/a	—	n/a	—
Shares redeemed	n/a	(333)	n/a	—	n/a	(18)	n/a	(43)

Net Class C Shares Transactions	n/a	(326)	n/a	—	n/a	(18)	n/a	(43)

Total Net Increase (Decrease) in Net Assets from Capital Share Transactions	303	3,825	3,114	(2,223)	(397)	(55)	152	(247)

Total Net Increase (Decrease) in Net Assets	461	4,630	2,406	(1,492)	(338)	217	(2,945)	(639)

Net Assets:
Beginning of period	15,577	10,947	13,601	15,093	6,551	6,334	13,134	13,773

End of period	$16,038	$15,577	$16,007	$13,601	$6,213	$6,551	$10,189	$13,134

(1)

On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019. The performance and financial history shown of the class is solely that of the Fund’s Investor Class Shares.

(2)	For shares issued, reinvested and redeemed, see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (concluded)
For the six month period ended July 31, 2020 (Unaudited) and the year ended January 31, 2020.

	Mississippi Tax-Free Income Fund		Quantitative Long/ Short Fund
	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20
Investment Activities:
Net investment income (loss)	$126	$289	$(110)	$870
Net realized gain (loss) from investments (including securities sold short)	(1)	86	(7,026)	436
Net change in unrealized appreciation (depreciation) on investments (including securities sold short)	133	585	(2,473)	6,241

Net Increase (Decrease) in Net Assets Resulting from Operations	258	960	(9,609)	7,547

Distributions:
Institutional Class Shares	(107)	(213)	—	(915)
Investor Class Shares	(20)	(76)	—	(67)

Total Distributions	(127)	(289)	—	(982)

Capital Share Transactions(2):
Institutional Class Shares:
Shares issued	65	1,857	3,752	29,887
Shares reinvested	107	178	—	783
Shares redeemed	(648)	(1,076)	(28,454)	(30,343)

Net Institutional Class Shares Transactions	(476)	959	(24,702)	327

Investor Class Shares:
Shares issued	18	216	282	4,273
Shares reinvested	12	62	—	64
Shares redeemed	(71)	(2,207)	(6,840)	(7,155)

Net Investor Class Shares Transactions	(41)	(1,929)	(6,558)	(2,818)

Class C Shares(1):
Shares issued	n/a	1	n/a	—
Shares reinvested	n/a	—	n/a	—
Shares redeemed	n/a	(33)	n/a	(2,500)

Net Class C Shares Transactions	n/a	(32)	n/a	(2,500)

Total Net Increase (Decrease) in Net Assets from Capital Share Transactions	(517)	(1,002)	(31,260)	(4,991)

Total Net Increase (Decrease) in Net Assets	(386)	(331)	(40,869)	1,574

Net Assets:
Beginning of period	12,322	12,653	133,317	131,743

End of period	$11,936	$12,322	$92,448	$133,317

(1)

On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019. The performance and financial history shown of the class is solely that of the Fund’s Investor Class Shares.

(2)	For shares issued, reinvested and redeemed, see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2020 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Burkenroad Small Cap Fund
INSTITUTIONAL CLASS SHARES
2020**	$34.97	$0.10		$(5.19)	$(5.09)	$—	$—	$—	$29.88
2020	47.24	0.17		0.95	1.12	—	(13.39)	(13.39)	34.97
2019	69.46	0.59		(8.01)	(7.42)	(0.65)	(14.15)	(14.80)	47.24
2018	65.95	0.08		8.94	9.02	—	(5.51)	(5.51)	69.46
2017*	57.19	0.09		8.67	8.76	—	—	—	65.95
INVESTOR CLASS SHARES^
2020**	$34.73	$0.07		$(5.16)	$(5.09)	$—	$—	$—	$29.64
2020	47.10	0.06		0.96	1.02	—	(13.39)	(13.39)	34.73
2019	69.21	0.40	(2)	(7.87)	(7.47)	(0.49)	(14.15)	(14.64)	47.10
2018	65.83	(0.03	)(2)	8.92	8.89	—	(5.51)	(5.51)	69.21
2017	51.65	(0.02)		14.20	14.18	—	—	—	65.83
2016	54.22	0.00		(2.15)	(2.15)	—	(0.42)	(0.42)	51.65
CLASS D SHARES
2020**	$32.38	$0.03		$(4.81)	$(4.78)	$—	$—	$—	$27.60
2020	44.91	(0.05)		0.91	0.86	—	(13.39)	(13.39)	32.38
2019	66.64	0.66		(7.72)	(7.06)	(0.52)	(14.15)	(14.67)	44.91
2018	63.69	(0.16)		8.62	8.46	—	(5.51)	(5.51)	66.64
2017	50.10	(0.16)		13.75	13.59	—	—	—	63.69
2016	52.74	(0.14)		(2.08)	(2.22)	—	(0.42)	(0.42)	50.10

(1)	Portfolio turnover is for the Fund for the fiscal year.
(2)	For the years ended January 31, the amounts include a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Shares
2019	$0.04	0.06%	0.06%
2018	$0.03	0.04%	0.05%
Class D Shares
2019	$0.31	0.43%	0.46%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
*	Commenced operations on May 31, 2016. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2020 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2020 (Unaudited)

Total Return††		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(14.56)%		$57,175	1.00%	1.21%	0.73%		23%
1.23		100,412	1.06	1.14	0.37		29
(7.97)		161,260	1.15	1.17	0.88		31
13.79		228,272	1.15	1.17	0.12		50
15.32		150,676	1.14	1.14	0.22		38 (1)

(14.66)%		$53,255	1.20%	1.41%	0.52%		23%
1.02		94,590	1.26	1.34	0.14		29
(8.10	)(2)	197,852	1.35	1.37	0.61	(2)	31
13.61	(2)	437,070	1.35	1.37	(0.04	)(2)	50
27.45		582,849	1.39	1.39	(0.03)		38
(4.01)		629,950	1.37	1.37	0.01		39

(14.76)%		$9,216	1.50%	1.71%	0.24%		23%
0.69		14,959	1.56	1.64	(0.11)		29
(7.79	)(2)	21,635	1.40	1.42	1.04	(2)	31
13.40		30,721	1.52	1.53	(0.25)		50
27.13		46,867	1.64	1.64	(0.28)		38
(4.25)		55,168	1.62	1.62	(0.26)		39

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2020 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Dividends
Diversified Income Fund
INSTITUTIONAL CLASS SHARES
2020**	$13.24	$0.26	$(1.39)	$(1.13)	$(0.22)	$—	$—	$(0.22)
2020	12.68	0.51	0.59	1.10	(0.54)	—	—	(0.54)
2019	13.21	0.57	(0.66)	(0.09)	(0.33)	(0.11)	—	(0.44)
2018	13.37	0.49	(0.01)	0.48	(0.51)	(0.13)	—	(0.64)
2017	12.56	0.51	0.92	1.43	(0.47)	(0.15)	—	(0.62)
2016	14.79	0.64	(2.05)	(1.41)	(0.73)	(0.09)	—	(0.82)
INVESTOR CLASS SHARES^#
2020**	$13.21	$0.25	$(1.40)	$(1.15)	$(0.20)	$—	$—	$(0.20)
2020	12.65	0.42	0.65	1.07	(0.51)	—	—	(0.51)
2019	13.19	0.53	(0.65)	(0.12)	(0.31)	(0.11)	—	(0.42)
2018	13.35	0.45	(0.01)	0.44	(0.47)	(0.13)	—	(0.60)
2017	12.54	0.46	0.93	1.39	(0.42)	(0.16)	—	(0.58)
2016	14.78	0.60	(2.04)	(1.44)	(0.72)	(0.08)	—	(0.80)

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2020 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2020 (Unaudited)

Net Asset Value, End of Period	Total Return††	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$11.89	(8.49)%	$30,885	0.90%	1.24%	4.52%	38%
13.24	8.78	35,854	0.90	1.12	3.87	66
12.68	(0.62)	38,593	0.90	1.08	4.43	69
13.21	3.64	46,668	0.90	1.07	3.64	59
13.37	11.56	48,405	0.90	1.04	3.84	83
12.56	(9.90)	40,448	0.90	1.00	4.56	77

$11.86	(8.62)%	$2,435	1.15%	1.49%	4.27%	38%
13.21	8.54	2,739	1.15	1.37	3.19	66
12.65	(0.89)	3,846	1.15	1.33	4.13	69
13.19	3.38	5,367	1.15	1.32	3.38	59
13.35	11.29	6,514	1.15	1.28	3.50	83
12.54	(10.11)	8,557	1.15	1.25	4.28	77

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2020 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income †		Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2020**	$23.51	$0.12		$(2.92)	$(2.80)	$—	$—	$—	$20.71
2020	22.56	0.32		1.19	1.51	(0.37)	(0.19)	(0.56)	23.51
2019	26.41	0.30		(3.88)	(3.58)	(0.27)	—	(0.27)	22.56
2018	20.61	0.23		5.81	6.04	(0.24)	—	(0.24)	26.41
2017	17.57	0.22		3.05	3.27	(0.23)	—	(0.23)	20.61
2016	21.02	0.23		(3.42)	(3.19)	(0.26)	—	(0.26)	17.57
INVESTOR CLASS SHARES^#
2020**	$23.58	$0.11		$(2.94)	$(2.83)	$—	$—	$—	$20.75
2020	22.63	0.28		1.19	1.47	(0.33)	(0.19)	(0.52)	23.58
2019	26.42	0.26	(1)	(3.84)	(3.58)	(0.21)	—	(0.21)	22.63
2018	20.62	0.18		5.79	5.97	(0.17)	—	(0.17)	26.42
2017	17.56	0.21		3.00	3.21	(0.15)	—	(0.15)	20.62
2016	20.94	0.22		(3.45)	(3.23)	(0.15)	—	(0.15)	17.56

(1)	For the year ended January 31, 2019, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Share	$0.03	0.13%	0.12%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2020 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2020 (Unaudited)

Total Return††		Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

(11.91)%		$181,108	1.32%	1.32%	1.22%	25%
6.58		221,662	1.27	1.27	1.38	15
(13.48)		220,490	1.27	1.27	1.26	10
29.35		270,452	1.28	1.28	0.99	16
18.67		244,532	1.26	1.26	1.17	29
(15.27)		290,492	1.24	1.24	1.09	15

(12.00)%		$3,435	1.47%	1.47%	1.08%	25%
6.39		4,805	1.42	1.42	1.21	15
(13.50	)(1)	5,496	1.47	1.47	1.08 (1)	10
29.00		7,875	1.53	1.53	0.77	16
18.32		7,782	1.51	1.51	1.08	29
(15.50)		14,295	1.49	1.49	1.05	15

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2020 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Dynamic Asset Allocation Fund
INSTITUTIONAL CLASS SHARES
2020**	$15.87	$0.05	$0.10	$0.15	$—	$—	$—	$16.02
2020	14.96	0.25	0.93	1.18	(0.27)	—	(0.27)	15.87
2019	16.54	0.31	(1.61)	(1.30)	(0.28)	—	(0.28)	14.96
2018	14.65	0.25	1.82	2.07	(0.18)	—	(0.18)	16.54
2017	12.83	0.06	1.86	1.92	(0.10)	—	(0.10)	14.65
2016*	15.00	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	12.83
INVESTOR CLASS SHARES^#
2020**	$15.88	$0.03	$0.10	$0.13	$—	$—	$—	$16.01
2020	14.95	0.19	0.96	1.15	(0.22)	—	(0.22)	15.88
2019	16.53	0.23	(1.57)	(1.34)	(0.24)	—	(0.24)	14.95
2018	14.64	0.14	1.88	2.02	(0.13)	—	(0.13)	16.53
2017	12.81	0.03	1.86	1.89	(0.06)	—	(0.06)	14.64
2016*	15.00	—	(2.18)	(2.18)	(0.01)	—	(0.01)	12.81

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2020 have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period and have not Been annualized.
(1)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2020 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

0.95%	$15,746	1.28%		1.28%	0.70%	87%
7.85	15,219	1.40		1.23	1.58	172
(7.78)	9,935	1.40	(1)	1.37	1.96	310
14.15	5,449	1.40		2.04	1.60	140
14.98	1,764	1.40		2.77	0.44	239
(14.31)	750	1.40		3.00	0.62	379

0.82%	$292	1.52%		1.52%	0.46%	87%
7.70	358	1.65		1.49	1.20	172
(8.04)	682	1.65	(1)	1.63	1.47	310
13.86	552	1.65		2.39	0.92	140
14.74	649	1.65		3.11	0.22	239
(14.54)	604	1.65		2.99	(0.04)	379

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2020 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
International Small Cap Fund
INSTITUTIONAL CLASS SHARES
2020**	$15.33	$0.10	$(0.94)	$(0.84)	$—	$—	$—	$14.49
2020	14.53	0.31	1.03	1.34	(0.54)	—	(0.54)	15.33
2019	18.54	0.30	(3.85)	(3.55)	(0.23)	(0.23)	(0.46)	14.53
2018	14.16	0.14	4.56	4.70	(0.32)	—	(0.32)	18.54
2017	13.47	0.16	0.74	0.90	(0.21)	—	(0.21)	14.16
2016*	15.00	(0.03)	(1.49)	(1.52)	(0.01)	—	(0.01)	13.47
INVESTOR CLASS SHARES^
2020**	$15.34	$0.09	$(0.94)	$(0.85)	$—	$—	$—	$14.49
2020	14.54	0.29	0.99	1.29	(0.48)	—	(0.48)	15.34
2019	18.53	0.25	(3.83)	(3.58)	(0.18)	(0.23)	(0.41)	14.54
2018	14.16	0.12	4.53	4.65	(0.28)	—	(0.28)	18.53
2017	13.46	0.15	0.72	0.87	(0.17)	—	(0.17)	14.16
2016*	15.00	(0.05)	(1.49)	(1.54)	—	—	—	13.46

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2020 have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

(1)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.55%.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2020 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

(5.48)%	$15,968	1.25%	1.44%	1.57%	44%
9.11	13,560	1.36	1.47	2.10	73
(18.93)	14,699	1.55	1.57	1.81	86
33.27	17,866	1.55	1.71	0.85	64
6.77	8,259	1.55	1.87	1.19	88
(10.12)	7,102	1.55	2.27	(0.30)	29

(5.54)%	$39	1.50%	1.69%	1.29%	44%
8.71	41	1.63	1.73	1.97	73
(19.10)	394	1.80	1.81	1.55	86
32.87	529	1.80	1.96	0.73	64
6.50	423	1.80	2.10	1.09	88
(10.27)	582	1.80	2.55	(0.55)	29

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2020 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2020**	$17.42	$0.26	$0.12	$0.38	$(0.20)	$—	$(0.20)	$17.60
2020	16.70	0.38	0.78	1.16	(0.44)	—	(0.44)	17.42
2019	16.77	0.45	(0.07)	0.38	(0.45)	—	(0.45)	16.70
2018	16.79	0.47	—	0.47	(0.49)	—	(0.49)	16.77
2017	17.29	0.49	(0.49)	—	(0.50)	—	(0.50)	16.79
2016	17.37	0.51	(0.08)	0.43	(0.51)	—	(0.51)	17.29
INVESTOR CLASS SHARES^#
2020**	$17.42	$0.24	$0.13	$0.37	$(0.19)	$—	$(0.19)	$17.60
2020	16.70	0.35	0.78	1.13	(0.41)	—	(0.41)	17.42
2019	16.77	0.41	(0.07)	0.34	(0.41)	—	(0.41)	16.70
2018	16.78	0.42	0.01	0.43	(0.44)	—	(0.44)	16.77
2017	17.28	0.44	(0.49)	(0.05)	(0.45)	—	(0.45)	16.78
2016	17.37	0.47	(0.09)	0.38	(0.47)	—	(0.47)	17.28

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2020 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.
@	Portfolio turnover rate is 0%.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2020 (Unaudited)

Total Return††	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

2.19%	$4,639	0.75%	1.52%	2.95%	—	%@
7.00	4,972	0.75	1.51	2.21	10
2.31	3,969	0.75	1.62	2.70	24
2.80	3,781	0.75	1.53	2.74	27
(0.06)	3,939	0.75	1.38	2.84	5
2.56	4,902	0.75	1.32	2.99	16

2.12%	$1,574	0.90%	1.67%	2.80%	—	%@
6.84	1,579	0.90	1.67	2.06	10
2.10	2,348	0.96	1.82	2.49	24
2.60	2,879	1.00	1.78	2.49	27
(0.31)	3,290	1.00	1.63	2.58	5
2.25	4,740	1.00	1.57	2.74	16

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2020 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Microcap Fund
INSTITUTIONAL CLASS SHARES
2020**	$15.62	$0.06	$(3.89)	$(3.83)	$—	$—	$—	$11.79
2020	15.94	0.08	(0.31)	(0.23)	(0.09)	—	(0.09)	15.62
2019	19.28	(0.10)	(2.76)	(2.86)	(0.01)	(0.47)	(0.48)	15.94
2018	17.26	(0.01)	2.39	2.38	—	(0.36)	(0.36)	19.28
2017	13.72	0.04	3.54	3.58	(0.04)	—	(0.04)	17.26
2016*	15.00	(0.04)	(1.24)	(1.28)	—	—	—	13.72
INVESTOR CLASS SHARES^#
2020**	$15.52	$0.04	$(3.86)	$(3.82)	$—	$—	$—	$11.70
2020	15.84	(0.01)	(0.26)	(0.27)	(0.05)	—	(0.05)	15.52
2019	19.19	(0.15)	(2.73)	(2.88)	—	(0.47)	(0.47)	15.84
2018	17.23	(0.05)	2.37	2.32	—	(0.36)	(0.36)	19.19
2017	13.70	—	3.53	3.53	—	—	—	17.23
2016*	15.00	(0.06)	(1.24)	(1.30)	—	—	—	13.70

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2020 have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2020 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

(24.52)%	$9,912	1.30%		1.49%	0.95%	74%
(1.44)	12,710	1.37		1.39	0.47%	112
(14.55)	13,158	1.50	(1)	1.47	(0.55)	143
13.77	14,167	1.50		1.59	(0.05)	116
26.11	7,476	1.50		1.85	0.28	153
(8.53)	4,491	1.50		2.48	(0.39)	153

(24.61)%	$277	1.55%		1.74%	0.73%	74%
(1.71)	424	1.61		1.64	(0.06)	112
(14.73)	574	1.75	(1)	1.72	(0.80)	143
13.44	729	1.75		1.84	(0.26)	116
25.77	780	1.75		2.11	(0.02)	153
(8.67)	969	1.75		2.70	(0.62)	153

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2020 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2020**	$16.96	$0.18		$0.19	$0.37	$(0.18)	$—	$(0.18)	$17.15
2020	16.08	0.39		0.88	1.27	(0.39)	—	(0.39)	16.96
2019	16.18	0.42		(0.10)	0.32	(0.42)	—	(0.42)	16.08
2018	16.21	0.46		(0.03)	0.43	(0.46)	—	(0.46)	16.18
2017	16.86	0.46		(0.63)	(0.17)	(0.48)	—	(0.48)	16.21
2016	17.01	0.49		(0.15)	0.34	(0.49)	—	(0.49)	16.86
INVESTOR CLASS SHARES^#
2020**	$16.98	$0.17		$0.20	$0.37	$(0.17)	$—	$(0.17)	$17.18
2020	16.10	0.37		0.88	1.25	(0.37)	—	(0.37)	16.98
2019	16.18	0.39	(1)	(0.08)	0.31	(0.39)	—	(0.39)	16.10
2018	16.21	0.42		(0.03)	0.39	(0.42)	—	(0.42)	16.18
2017	16.87	0.42		(0.65)	(0.23)	(0.43)	—	(0.43)	16.21
2016	17.01	0.45		(0.14)	0.31	(0.45)	—	(0.45)	16.87

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2020 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.
@	Portfolio turnover rate is 0%.
(1)	For the year ended January 31, 2019, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Shares	$0.00	0.02%	0.02%

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2020 (Unaudited)

Total Return††	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

2.21%	$9,929	0.75%	1.27%	2.17%	—	%@
7.98	10,297	0.75	1.20	2.35	6
2.03	8,856	0.75	1.20	2.61	40
2.68	8,829	0.75	1.17	2.82	17
(1.09)	7,877	0.75	1.11	2.73	1
2.11	7,931	0.75	1.10	2.97	6

2.21%	$2,007	0.85%	1.37%	2.07%	—	%@
7.85	2,025	0.85	1.31	2.25	6
1.96 (1)	3,765	0.94	1.38	2.42 (1)	40
2.42	5,744	1.00	1.42	2.57	17
(1.40)	6,563	1.00	1.36	2.48	1
1.91	8,409	1.00	1.35	2.72	6

Financial Highlights (concluded)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2020 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2020**	$18.36	$(0.02)	$(1.18)	$(1.20)	$—	$—	$—	$17.16
2020	17.48	0.11	0.91	1.02	(0.14)	—	(0.14)	18.36
2019	19.97	0.12	(1.24)	(1.12)	(0.10)	(1.27)	(1.37)	17.48
2018	18.23	0.03	1.97	2.00	—	(0.26)	(0.26)	19.97
2017	17.15	0.03	1.05	1.08	—	—	—	18.23
2016	17.87	(0.09)	(0.18)	(0.27)	—	(0.45)	(0.45)	17.15
INVESTOR CLASS SHARES^#
2020**	$17.94	$(0.03)	$(1.16)	$(1.19)	$—	$—	$—	$16.75
2020	17.06	(0.05)	1.02	0.97	(0.09)	—	(0.09)	17.94
2019	19.54	0.10 (3)	(1.24)	(1.14)	(0.07)	(1.27)	(1.34)	17.06
2018	17.82	0.03 (3)	1.95	1.98	—	(0.26)	(0.26)	19.54
2017	16.81	(0.01)	1.02	1.01	—	—	—	17.82
2016	17.57	(0.13)	(0.18)	(0.31)	—	(0.45)	(0.45)	16.81

(1)

Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2017 and 2016 was 0.92% and 1.15%, respectively. Expense limitations are applied before giving effect to performance incentive adjustments. Effective June 1, 2017, the performance fee adjustment was discontinued. The effective advisory fee rate from February 1, 2017 through June 1, 2017 was 0.77%.

(2)

Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Investor Class Shares
2020**	1.20%	1.43%
2020	1.08%	1.34%
2019	1.07%	1.22%
2018	1.04%	1.24%
2017	1.13%	1.40%
2016	1.35%	1.63%
(3)	For the years ended January 31, the amounts include a reimbursement for payments of prior years’ shareholder servicing fees as follows:

Investor Class Shares	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
2019	$0.00	0.02%	0.02%
2018	$0.05	0.18%	0.26%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2020 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2020 (Unaudited)

Total Return††		Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

(6.54)%		$87,214	1.26%	1.26%	(0.20)%	42%
5.83		120,650	1.25	1.25	0.63	83
(5.21)		114,494	1.20	1.20	0.64	84
11.04		141,821	1.14	1.14	0.18	104
6.30		100,557	1.26	1.26	0.18	126
(1.59)		78,415	1.64	1.64	(0.47)	159

(6.63)%		$5,234	1.49%	1.49%	(0.40)%	42%
5.69		12,667	1.50	1.50	(0.28)	83
(5.42	)(3)	14,875	1.35	1.35	0.51 (3)	84
11.18	(3)	19,994	1.34	1.34	0.15 (3)	104
6.01		59,079	1.53	1.53	(0.06)	126
(1.85)		75,436	1.92	1.92	(0.74)	159

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 18 funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”), the Hancock Horizon Diversified Income Fund (the “Diversified Income Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Dynamic Asset Allocation Fund (the “Dynamic Asset Allocation Fund”), the Hancock Horizon International Small Cap Fund (the “International Small Cap Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund”), the Hancock Horizon Microcap Fund (the “Microcap Fund”), the Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund”), and the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Effective May 31, 2016, Class A Shares were redesignated as Investor Class Shares. The share class name had no impact on the Funds’ operations or investment policy.

Effective May 24, 2019, Class C Shares merged into Investor Class Shares. The merger had no impact on the Fund’s operations or investment policy.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies in accordance with Accounting Standards Codification (“ASC”) Topic 946 — Investment Companies.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security

July 31, 2020 (Unaudited)

purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: a security’s trading has been halted or suspended; a security has been de-listed from a national exchange; a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or a security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Fair valued securities, if applicable, are identified in the Schedules of Investments.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a sub-adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund and International Small Cap Fund use MarkIt Fair Value. (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that

Notes to Financial Statements (continued)

the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund or International Small Cap Fund owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. As of July 31, 2020, the Diversified International Fund and International Small Cap Fund valued certain securities in accordance with the procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended July 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended July 31, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on

July 31, 2020 (Unaudited)

specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

The Diversified International Fund and the International Small Cap Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Investments in REITs – Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or prime broker interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions. Please refer to the Quantitative Long/Short Fund’s Statement of Asset and Liabilities regarding deposits held/due to prime broker.

Notes to Financial Statements (continued)

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the six month period ended July 31, 2020 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$2,007,736	$543,114	1.32%	$2,494

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid monthly for the Diversified Income Fund, the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, and declared and paid annually for the Burkenroad Small Cap Fund, the Diversified International Fund, the Dynamic Asset Allocation Fund, the International Small Cap Fund, the Microcap Fund, and the Quantitative Long/Short Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”) is an unincorporated division of Hancock Whitney Bank and serves as the investment adviser to the Funds. Hancock Whitney Bank, which uses the trade name Hancock Bank, is part of Hancock Whitney Corporation’s family of companies. Hancock Whitney Corporation and its family of companies, including Hancock Whitney Bank, are collectively known as “Hancock”. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows:

Assets	Burkenroad Small Cap Fund(1)	Diversified Income Fund	Diversified International Fund(1)	Dynamic Asset Allocation Fund	International Small Cap Fund(1)
$0-$100 million	n/a	n/a	0.86%	n/a	n/a
Over $100 million	n/a	n/a	0.76%	n/a	n/a
$0-$500 million	0.80%	0.70%	n/a	0.70%	0.80%
$501 million - $1 billion	0.75%	0.65%	n/a	0.65%	0.75%
over $1 billion	0.70%	0.60%	n/a	0.60%	0.70%

Assets	Louisiana Tax-Free Income Fund	Microcap Fund(1)	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund(2)
$0-$500 million	0.60%	0.80%	0.60%	0.80%
$501 million - $1 billion	0.55%	0.75%	0.55%	0.75%
over $1 billion	0.50%	0.70%	0.50%	0.70%

“n/a” designates asset tier not applicable.

(1)

Prior to May 31, 2019, the advisory fee was 0.95% on the first $500 million in assets, 0.90% for assets between $500 million and $1 billion, and 0.85% on assets over $1 billion for the Burkenroad Small Cap Fund; 1.00% on the first $100 million in assets and 0.90% on assets over $100 million for the Diversified International Fund; 1.10% on the first $500 million in assets, 1.05% for assets between $500 million and $1 billion, and 1.00% on assets over $1 billion for the International Small Cap Fund; and 1.00% on the first $500 million in assets, 0.95% for assets between $500 million and $1 billion, and 0.90% on assets over $1 billion for the Microcap Fund.

(2)

The advisory fee paid to the Adviser for providing services to the Quantitative Long/Short Fund consists of a basic annual fee rate of 1.20% of the Fund’s average daily net assets for the first $500 million in assets, 1.15% of the Fund’s average daily net assets for the next $500 million in assets, and 1.10% of the Fund’s average daily net assets for assets over $1 billion (the “Basic Fee”), and a potential performance adjustment (“Performance Adjustment”) of 0.40% of the Fund’s average daily net assets during the 12 month period ending on each monthly Performance Adjustment calculation date (a “Performance Period”).

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Burkenroad Small Cap Fund*(1)	Diversified Income Fund*	Diversified International Fund*(2)	Dynamic Asset Allocation Fund*	International Small Cap Fund*(3)
Institutional Class Shares	1.00%	0.90%	1.13%	1.40%	1.25%
Investor Class Shares	1.25%	1.15%	1.38%	1.65%	1.50%
Class D Shares	1.50%	n/a	n/a	n/a	n/a

July 31, 2020 (Unaudited)

	Louisiana Tax-Free Income Fund*	Microcap Fund*(4)	Mississippi Tax-Free Income Fund*	Quantitative Long/Short Fund*
Institutional Class Shares	0.75%	1.30%	0.75%	1.70	%(1)
Investor Class Shares	1.00%	1.55%	1.00%	1.95	%(1)

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2020.
(1)	Prior to May 31, 2019, the Contractual Expense Limit for the Burkenroad Small Cap Fund was 1.15% for Institutional Class Shares, 1.40% for Investor Class Shares and 1.65% for Class D Shares.
(2)	Prior to May 31, 2019, the Contractual Expense Limit for the Diversified International Fund was 1.50% for Institutional Class Shares and 1.75% for Investor Class Shares.
(3)	Prior to May 31, 2019, the Contractual Expense Limit for the International Small Cap Fund was 1.55% for Institutional Class Shares and 1.80% for Investor Class Shares.
(4)	Prior to May 31, 2019, the Contractual Expense Limit for the Microcap Fund was 1.50% for Institutional Class Shares and 1.75% for Investor Class Shares.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

As of July 31, 2020, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until July 31:	Burkenroad Small Cap Fund	Diversified Income Fund	International Small Cap Fund
2018	2021	$126,965	$89,827	$12,271
2019	2022	147,297	97,016	9,126
2020	2023	289,394	100,457	21,297

	Total	$563,656	$287,300	$42,694

Fiscal Year	Subject to Repayment until July 31:	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund
2018	2021	$56,559	$1,985	$62,087
2019	2022	56,962	—	63,699
2020	2023	46,043	12,107	55,540

	Total	$159,564	$14,092	$181,326

The Adviser oversees EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”), the sub-adviser to the

Diversified International Fund, and GlobeFlex Capital, L.P. (“GlobeFlex” or the “Sub-Adviser” and, together with EARNEST, the “Sub-Advisers”), the sub-adviser to the International Small Cap Fund, to ensure compliance with the investment policies and guidelines of each Fund, and monitors each Sub-Adviser’s adherence to its investment style. The Adviser pays EARNEST out of the advisory fee it receives from the Diversified International Fund and pays GlobeFlex out of the advisory fee it receives from the International Small Cap Fund. The Board supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

Administration Agreement

SEI Investments Global Funds Services (the “Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six month period ended July 31, 2020, the Funds were charged as follows for these services:

Fund Name	Administration Fee Charged
Burkenroad Small Cap Fund	$65,549
Diversified Income Fund	15,781
Diversified International Fund	86,368
Dynamic Asset Allocation Fund	6,951
International Small Cap Fund	5,618
Louisiana Tax-Free Income Fund	2,948
Microcap Fund	4,705
Mississippi Tax-Free Income Fund	5,572
Quantitative Long/Short Fund	47,860

Transfer Agent and Custodian Agreement

Hancock serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock is paid an annual fee of $12,000 for each class of each Fund and 0.0175% of the average daily net assets of the Funds.

Notes to Financial Statements (continued)

Hancock Whitney Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the distribution fees charged:

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	—	—	—	—	—
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	—	—	—

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Whitney Investment Securities, Inc., those Hancock Whitney Bank entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2020, Hancock Whitney Investment Securities, Inc. did not receive distribution fees during the period.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the shareholder servicing fees charged:

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund
Institutional Class Shares	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Whitney Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2020, Hancock Whitney Investment Securities, Inc. received shareholder servicing fees in the amount of $2,061 for the Burkenroad Small Cap Fund.

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

July 31, 2020 (Unaudited)

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

For the six month period ended July 31, 2020 and the year ended January 31, 2020.

	Burkenroad Small Cap Fund		Diversified Income Fund		Diversified International Fund		Dynamic Asset Allocation Fund
	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20
Institutional Class Shares:
Shares issued	246	796	232	543	724	1,070	167	400
Shares reinvested	—	793	51	106	—	140	—	16
Shares redeemed	(1,204)	(2,130)	(394)	(983)	(1,404)	(1,555)	(143)	(121)

Total Institutional Class Shares Transactions	(958)	(541)	(111)	(334)	(680)	(345)	24	295

Investor Class Shares:
Shares issued	72	295	4	28	8	36	1	21
Shares reinvested	—	759	2	6	—	4	—	1
Shares redeemed	(999)	(2,531)	(8)	(131)	(46)	(79)	(5)	(46)

Total Investor Class Shares Transactions	(927)	(1,477)	(2)	(97)	(38)	(39)	(4)	(24)

Class C Shares(1):
Shares issued	n/a	n/a	n/a	—	n/a	—	n/a	—
Shares reinvested	n/a	n/a	n/a	—	n/a	—	n/a	—
Shares redeemed	n/a	n/a	n/a	(20)	n/a	(4)	n/a	(22)

Total Class C Shares Transactions	n/a	n/a	n/a	(20)	n/a	(4)	n/a	(22)

Class D Shares:
Shares issued	8	20	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	136	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(136)	(175)	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	(128)	(19)	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	(2,013)	(2,037)	(113)	(451)	(718)	(388)	20	249

“n/a” designates that the Fund does not offer this class.

(1)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (continued)

	International Small Cap Fund		Louisiana Tax-Free Income Fund		Microcap Fund		Mississippi Tax-Free Income Fund
	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20	02/01/20 to 07/31/20	02/01/19 to 01/31/20
Institutional Class Shares:
Shares issued	302	314	—	73	196	411	4	110
Shares reinvested	—	29	3	5	—	4	6	11
Shares redeemed	(84)	(471)	(25)	(31)	(169)	(426)	(38)	(65)

Total Institutional Class Shares Transactions	218	(128)	(22)	47	27	(11)	(28)	56

Investor Class Shares
Shares issued	—	2	1	9	6	21	1	13
Shares reinvested	—	—	1	3	—	—	1	4
Shares redeemed	—	(26)	(3)	(62)	(10)	(30)	(4)	(132)

Total Investor Class Shares Transactions	—	(24)	(1)	(50)	(4)	(9)	(2)	(115)

Class C Shares(1):
Shares issued	n/a	—	n/a	—	n/a	—	n/a	—
Shares reinvested	n/a	—	n/a	—	n/a	—	n/a	—
Shares redeemed	n/a	—	n/a	(1)	n/a	(3)	n/a	(2)

Total Class C Shares Transactions	n/a	—	n/a	(1)	n/a	(3)	n/a	(2)

Net Change in Capital Shares	218	(152)	(23)	(4)	23	(23)	(30)	(61)

(1)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
Amounts	designated as “—” are 0 shares or have been rounded to 0 shares.

	Quantitative Long/Short Fund
	02/01/20 to 07/31/20	02/01/19 to 01/31/20
Institutional Class Shares:
Shares issued	227	1,676
Shares reinvested	—	42
Shares redeemed	(1,718)	(1,698)

Total Institutional Class Shares Transactions	(1,491)	20

Investor Class Shares:
Shares issued	18	240
Shares reinvested	—	4
Shares redeemed	(412)	(410)

Total Investor Class Shares Transactions	(394)	(166)

Class C Shares(1):
Shares issued	n/a	—
Shares reinvested	n/a	—
Shares redeemed	n/a	(153)

Total Class C Shares Transactions	n/a	(153)

Net Change in Capital Shares	(1,885)	(299)

(1)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

July 31, 2020 (Unaudited)

5.	Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six month period ended July 31, 2020 were as follows:

	Burkenroad Small Cap Fund (000)	Diversified Income Fund (000)	Diversified International Fund (000)	Dynamic Asset Allocation Fund (000)	International Small Cap Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—
Other	32,575	12,630	45,559	13,100	6,170

Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—
Other	88,867	12,971	59,820	12,788	5,119

	Louisiana Tax-Free Income Fund (000)	Microcap Fund (000)	Mississippi Tax-Free Income Fund (000)	Quantitative Long/Short Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—
Other	—	8,207	—	21,291

Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—
Other	116	7,531	50	43,806

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), as appropriate, in the periods that the differences arise.

Each of the Funds has a tax year that ends on April 30. The following tax disclosure is representative as of April 30, 2019, except for the tax character of distributions and Federal tax cost and aggregate tax gross unrealized appreciation and depreciation on investments, which are representative as of January 31, 2020 with tax basis adjustments as of April 30, 2019.

Notes to Financial Statements (continued)

The tax character of dividends and distributions declared during the years ended January 31, 2020 and January 31, 2019 was as follows (000):

	Ordinary Income		Long Term Capital Gain		Tax exempt		Return of Capital		Totals
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Burkenroad Small Cap Fund	$—	$4,743	$64,736	$98,048	$—	$—	$—	$—	$64,736	$102,791
Diversified Income Fund	1,677	1,244	—	—	—	—	—	407	1,677	1,651
Diversified International Fund	4,041	2,614	1,246	—	—	—	—	—	5,287	2,614
Dynamic Asset Allocation Fund	263	196	—	—	—	—	—	—	263	196
International Small Cap Fund	472	240	—	248	—	—	—	—	472	488
Louisiana Tax-Free Income Fund	5	4	—	—	157	165	—	—	162	169
Microcap Fund	72	10	—	417	—	—	—	—	72	427
Mississippi Tax-Free Income Fund	4	7	—	—	284	339	—	—	288	346
Quantitative Long/Short Fund	982	809	—	9,086	—	—	—	—	982	9,895

Amounts are as of fiscal year end, tax character will be determined upon the Funds’ tax year end April 30th.

Amounts designated as “—” are either $0 or have been rounded to $0.

As of April 30, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Undistributed ordinary income	$—	$470	$1,273	$3	$234
Undistributed long-term capital gain	36,147	—	—	—	—
Unrealized appreciation (depreciation)	114,996	1,153	59,459	461	52
Capital Loss Carryforward	—	(9,131)	(1,592)	(474)	(1,698)
Post-October Losses	—	(394)	—	(282)	—
Late-Year Loss Deferral	(710)	—	—	—	—
Other temporary differences	—	(6)	—	—	—

Total distributable earnings (accumulated losses)	$150,433	$(7,908)	$59,140	$(292)	$(1,412)

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund
Undistributed ordinary income	$—	$—	$1	$590
Undistributed long-term capital gain	—	—	—	—
Unrealized appreciation (depreciation)	189	437	377	14,769
Capital Loss Carryforward	(191)	(178)	(539)	—
Post-October Losses	(30)	(472)	(21)	(1,245)
Late-Year Loss Deferral	—	—	—	—
Other temporary differences	—	—	—	—

Total distributable earnings (accumulated losses)	$(32)	$(213)	$(182)	$14,115

July 31, 2020 (Unaudited)

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2019 through April 30, 2019 and specified losses realized on investment transactions from November 1, 2018 through April 30, 2019, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

During the year ended April 30, 2019, the Diversified International Fund and Louisiana Tax-Free Income Fund utilized capital loss carryforwards to offset realized capital gains in the amount of (000) $1,634 and $9.

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2019, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period (000):

	Short Term	Long Term	Total Capital Loss Carryforwards
Diversified Income Fund	$6,892	$2,239	$9,131
Diversified International Fund	—	1,592	1,592
Dynamic Asset Allocation Fund	474	—	474
International Small Cap Fund	1,698	—	1,698
Louisiana Tax-Free Income Fund	171	20	191
Microcap Fund	178	—	178
Mississippi Tax-Free Income Fund	161	378	539

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2020 were as follows:

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Burkenroad Small Cap Fund	$87,116	$39,787	$(7,501)	$32,286
Diversified Income Fund	33,986	1,908	(2,763)	(855)
Diversified International Fund	161,033	39,473	(17,901)	21,572
Dynamic Asset Allocation Fund	14,371	1,691	(68)	1,623
International Small Cap Fund	15,082	1,931	(1,115)	816
Louisiana Tax-Free Income Fund	5,763	390	—	390
Microcap Fund	10,340	1,278	(1,470)	(192)
Mississippi Tax-Free Income Fund	10,963	867	—	867
Quantitative Long/Short Fund	80,505	15,354	(1,923)	13,431

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Quantitative Long/Short Fund at July 31, 2020 was as follows:

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Quantitative Long/Short Fund	$(11,413)	$622	$(881)	$(259)

Notes to Financial Statements (continued)

7.	Other:

On July 31, 2020, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of Shareholders	% of Outstanding Shares
Burkenroad Small Cap Fund, Institutional Class	2	78
Burkenroad Small Cap Fund, Investor Class	2	25
Burkenroad Small Cap Fund, Class D	4	39
Diversified Income Fund, Institutional Class	1	99
Diversified Income Fund, Investor Class	2	31
Diversified International Fund, Institutional Class	4	94
Diversified International Fund, Investor Class	3	30
Dynamic Asset Allocation Fund, Institutional Class	1	100
Dynamic Asset Allocation Fund, Investor Class	3	68
International Small Cap Fund, Institutional Class	1	100
International Small Cap Fund, Investor Class	3	93
Louisiana Tax-Free Income Fund, Institutional Class	2	100
Louisiana Tax-Free Income Fund, Investor Class	4	64
Microcap Fund, Institutional Class	2	96
Microcap Fund, Investor Class	3	79
Mississippi Tax-Free Income Fund, Institutional Class	1	98
Mississippi Tax-Free Income Fund, Investor Class	8	68
Quantitative Long/Short Fund, Institutional Class	2	87
Quantitative Long/Short Fund, Investor Class	2	57

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below:

Municipal Securities Risk (Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund) – Because the Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund primarily purchase municipal bonds, the Funds are more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

The Fund’s concentration of investments in securities of issuers located in Louisiana or Mississippi subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not have as great a concentration in Louisiana or Mississippi. As with Louisiana or Mississippi municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund’s investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

July 31, 2020 (Unaudited)

Fixed Income Securities Risk (Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Diversified Income Fund) – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High Yield Securities Risk (Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Diversified Income Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

Investment in Other Investment Companies Risk (Diversified Income Fund, Diversified International Fund, Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund) – To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Non-Diversification Risk (Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund) – Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more

Notes to Financial Statements (continued)

of the issuers, and may experience increased volatility due to its investments in those securities.

Equity Risk (Burkenroad Small Cap Fund, Diversified Income Fund, Diversified International Fund, International Small Cap Fund, Microcap Fund and Quantitative Long/Short Fund) – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small- and Mid-Capitalization Company Risk (Burkenroad Small Cap Fund, Diversified Income Fund, International Small Cap Fund and Quantitative Long/Short Fund) – The mid- and small-capitalization companies the Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Mortgage-Backed Securities Risk (Diversified Income Fund) – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Asset-Backed Securities Risk (Diversified Income Fund) – Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage backed securities. This is because certain asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

U.S. Government Securities Risk (Diversified Income Fund) – U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Company Risk (Diversified Income Fund, Diversified International Fund and International Small Cap Fund) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to

July 31, 2020 (Unaudited)

the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk (Diversified Income Fund and Diversified International Fund) – The Fund may invest in companies located or doing business in emerging market countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

MLPs Risk (Diversified Income Fund) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs Risk (Burkenroad Small Cap Fund, Diversified Income Fund, Microcap Fund and Quantitative Long/Short) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Bank Loans Risk (Diversified Income Fund) – The Fund may invest in bank loans through participations or

Notes to Financial Statements (continued)

assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. Investments in unsecured bank loans are subject to a greater risk of loss than investments in bank loans secured by collateral.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Short Sales Risk (Quantitative Long/Short Fund) – The Fund is also subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

Derivatives Risk (Quantitative Long/Short Fund) – Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

July 31, 2020 (Unaudited)

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Portfolio Turnover Risk (Dynamic Asset Allocation Fund and Quantitative Long/Short Fund) – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Regional Focus Risk (Burkenroad Small Cap Fund) – The Fund’s concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

Asset Allocation Risk (Dynamic Asset Allocation Fund) – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among the various asset classes and selection of the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Underlying ETFs Investment Risk (Dynamic Asset Allocation Fund) – The Fund’s investments in Underlying ETFs will subject it to substantially the same risks as those associated with the direct ownership of the securities held by such Underlying ETFs. As a shareholder of an Underlying ETF, the Fund relies on the Underlying ETF to achieve its investment objective. If the Underlying ETF fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in an Underlying ETF, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the Underlying ETF, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because the value of the Underlying ETFs depends on the demand in the market, they may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance. Investments in Underlying ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Before investing in the Fund, investors should assess the risks associated with the Underlying ETFs and the types of investments made, or tracked, by the Underlying ETFs. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will depend on its allocations to the Underlying ETFs.

Equity Risk – Investments in common stocks are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of foreign investments. These currency

Notes to Financial Statements (continued)

movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Preferred Stocks Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Fixed Income Securities Risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise, and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Interest rate risk is generally greater for lower-rated securities and securities with longer maturities or durations.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity

July 31, 2020 (Unaudited)

of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

High Yield Securities Risk – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds, and a lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

U.S. Government Securities Risk – Investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Foreign Sovereign Debt Securities Risk – The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors;

(ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Municipal Securities Risk – Municipal securities are susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes. Mortgage-Backed Securities Risk – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. Prepaid amounts may have to be reinvested at lower interest rates.

Mortgage-Backed Securities Risk – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. Prepaid amounts may have to be reinvested at lower interest rates.

Asset-Backed Securities Risk – Asset-backed securities are subject to risks similar to those associated with mortgage backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because certain asset-backed securities do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

Notes to Financial Statements (concluded)

Commodities Risk – The prices of physical commodities (such as energy, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation.

MLPs Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed 36 to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Derivatives Risk – Derivatives are often more volatile than other investments and may magnify gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives purchased or sold. The lack of a liquid secondary market for a derivative may prevent the closing of derivative positions and could adversely impact the ability to realize profits or limit losses. Because derivative instruments may be purchased for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss. Derivatives are often more volatile than other investments and more can be lost from a derivative than the amount originally invested in it.

Micro-Capitalization Company Risk (Microcap Fund) – The micro-capitalization companies that the Fund invests in may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- or small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market. Investing in micro-capitalization companies requires a longer term investment view and may not be appropriate for all investors. The Fund is also subject to the risk that the Fund’s particular investment style, which focuses on micro-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Call Risk – During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause a Fund’s average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Credit Risk – The possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

July 31, 2020 (Unaudited)

10.	New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosure and delay the adoption of additional disclosure until the effective date.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Call-able Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The implications of the ASU have been determined to be immaterial to the Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund.

11.	Subsequent Events:

At a meeting held on August 18, 2020, the Board of Trustees of The Advisors’ Inner Circle II Fund approved a change in the Funds’ fiscal year end from January 31st to December 31st. The change in fiscal year end is effective on August 18, 2020.

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of July 31, 2020.

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 20, 2020 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Diversified Income Fund, Hancock Horizon Dynamic Asset Allocation Fund, Hancock Horizon Microcap Fund and Hancock Horizon International Small Cap Fund;

•	the sub-advisory agreement between the Adviser and EARNEST Partners, LLC (“EARNEST”), on behalf of the Hancock Horizon Diversified International Fund; and

•	the sub-advisory agreement between the Adviser and Globeflex Capital, L.P. (“Globeflex,” and, together with EARNEST, the “Sub-Advisers”), on behalf of the Hancock Horizon International Small Cap Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the services provided by the Adviser and its affiliates and the Sub-Advisers; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

July 31, 2020 (Unaudited)

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and its affiliates and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and its Affiliates and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. In addition, the Board considered the nature, extent and quality of certain custodial, transfer agency, shareholder servicing and distribution services provided to the Funds by the Adviser and/or its affiliates. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements (continued)

indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Hancock Horizon Diversified International Fund or the Hancock Horizon International Small Cap Fund, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as compensation earned from the Funds by the Adviser and/or its affiliates for custodial, transfer agency, shareholder servicing and distribution services, and research and brokerage services received by the Adviser and the Sub-Advisers and their affiliates under soft dollar arrangements. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to their respective services to the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

July 31, 2020 (Unaudited)

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Review of Liquidity Risk Management Program	July 31, 2020 (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that (i) the report covered the period from December 1, 2018 through December 31, 2019 and thus did not cover the recent period of market volatility, and (ii) the Board held a call with the Trust’s officers on March 25, 2020 where the officers discussed the operations and effectiveness of the Program during the then-current market volatility. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The Administrator’s report further noted that during the period covered by the report, the Hancock Horizon International Small Cap Fund temporarily held illiquid securities in excess of 15% of the Fund’s net assets solely due to an extended local market holiday closure, which the Administrator reported to the Board in advance of such closure in accordance with applicable SEC staff guidance. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

HHF-SA-001-1300

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie President

Date: October 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: October 8, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: October 8, 2020

*	Print the name and title of each signing officer under his or her signature.